United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Six months ended 04/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	32.3%
Industrials	14.2%
Information Technology	15.2%
Consumer Discretionary	11.8%
Financials	10.2%
Materials	8.7%
Energy	4.7%
Consumer Staples	1.5%
Utilities	0.7%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	(0.0)%
Securities Lending Collateral[4]	2.9%
Cash Equivalents[5]	0.6%
Other Assets and Liabilities—Net[6]	(2.9)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2014 (unaudited)
Shares or Principal Amount			Value
		Common Stocks—98.3%
		Consumer Discretionary—11.8%
129,400	[1]	Amazon.com, Inc.	$39,354,422
980,000	[1]	Committed Capital Acquisition Corp.	5,292,000
998,900	[1,2]	Five Below, Inc.	40,265,659
777,500	[1]	LKQ Corp.	22,640,800
1,200,000	[1]	La Quinta Holdings, Inc.	20,148,000
800,000		Las Vegas Sands Corp.	63,304,000
880,000	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	30,078,400
395,855	[1]	Moncler SpA	6,958,227
27,091,412		NagaCorp Limited	24,635,068
32,900	[1]	Priceline.com, Inc.	38,089,975
570,000	[1]	RetailMeNot, Inc.	16,991,700
46,750,000		Samsonite International SA	148,638,583
123,668		Sinclair Broadcast Group, Inc.	3,305,646
845,700		Starbucks Corp.	59,723,334
359,400		Whirlpool Corp.	55,124,772
1,375,000	[1]	Yoox SpA	49,292,521
230,800		Yum! Brands, Inc.	17,769,292
		TOTAL	641,612,399
		Consumer Staples—1.5%
591,173	[1]	Darling International, Inc.	11,829,372
421,000	[1]	Hain Celestial Group, Inc.	36,214,420
1,075,000	[1]	Sprouts Farmers Market, Inc.	34,367,750
		TOTAL	82,411,542
		Energy—4.7%
480,000	[1]	Antero Resources Corp.	31,521,600
600,000	[1]	Athlon Energy, Inc.	24,246,000
204,500		Core Laboratories NV	38,380,560
2,163,051		Frank's International NV	59,332,489
1,317,700		Halliburton Co.	83,107,339
230,000		National-Oilwell, Inc.	18,061,900
		TOTAL	254,649,888
		Financials—10.2%
4,000,000		American International Group, Inc.	212,520,000
603,923		Artisan Partners Asset Management, Inc.	35,069,809
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Common Stocks—continued
		Financials—continued
238,600		BlackRock, Inc.	$71,818,600
1,528,206		CETIP SA-Mercados Organizado	19,375,438
285,000		Crown Castle International Corp.	20,728,050
2,530,000		EverBank Financial Corp.	47,361,600
1	[1,3,4]	FA Private Equity Fund IV LP	732,298
1	[1,3,4]	Infrastructure Fund	0
1,600,000		JPMorgan Chase & Co.	89,568,000
1	[1,3,4]	Peachtree Leadscope LLC	0
1,098,200		Wells Fargo & Co.	54,514,648
		TOTAL	551,688,443
		Health Care—31.3%
3,000,000	[1]	Alkermes, Inc.	138,780,000
225,000		Allergan, Inc.	37,314,000
1	[3,4]	Apollo Investment Fund V	985,144
3,575,000	[1,2,6]	BioDelivery Sciences International, Inc.	31,853,250
275,400	[1]	Biogen Idec, Inc.	79,072,848
9,279,650	[1,6]	Corcept Therapeutics, Inc.	41,016,053
2,000,000	[1]	Cubist Pharmaceuticals, Inc.	140,120,000
1	[3,4]	Denovo Ventures I LP	693,831
3,476,065	[1,6]	Dexcom, Inc.	112,763,549
13,910,000	[1,6]	Dyax Corp.	91,945,100
752,456	[1,6]	Egalet Corp.	8,698,391
3,065,000	[1,2,6]	ExamWorks Group, Inc.	112,792,000
259,914	[1,2]	GW Pharmaceuticals PLC, ADR	18,999,713
637,932	[1]	Galapagos NV	13,806,538
805,579	[1]	Gilead Sciences, Inc.	63,229,896
940,000	[1]	Illumina, Inc.	127,699,000
1,540,000	[1]	Insulet Corp.	57,950,200
1,000,000	[1]	InterMune, Inc.	32,080,000
1	[3,4]	Latin Healthcare Fund	486,623
120,431	[1]	Medidata Solutions, Inc.	4,372,850
5,000,000	[1,6]	Nektar Therapeutics	58,850,000
1,322,000	[1]	NuVasive, Inc.	44,564,620
93,779	[1]	Pharmacyclics, Inc.	8,869,618
1,429,000	[1,6]	Premier, Inc.	42,870,000
9,211,000	[1,6]	Progenics Pharmaceuticals, Inc.	32,514,830
7,325,197	[1,2,6]	Protalix Biotherapeutics, Inc.	29,667,048
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Common Stocks—continued
		Health Care—continued
330,000	[1]	Puma Biotechnology, Inc.	$24,928,200
500,000	[1]	Repligen Corp.	7,925,000
1,200,000	[1]	Salix Pharmaceuticals Ltd.	132,000,000
675,000	[1]	Seattle Genetics, Inc.	25,974,000
691,000		Shire Ltd.	39,410,580
959,018	[1,3,6]	Soteira, Inc.	0
500,000		Thermo Fisher Scientific, Inc.	57,000,000
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	7,244,700
1,270,000	[1,2,6]	Veeva Systems, Inc.	24,396,700
18,710,000	[1,2,6]	Zogenix, Inc.	45,652,400
		TOTAL	1,696,526,682
		Industrials—14.2%
1,175,000		Air Lease Corp.	42,147,250
1,060,000		Chicago Bridge & Iron Co., N.V.	84,874,200
544,500	[1]	Colfax Corp.	39,193,110
352,350		Danaher Corp.	25,855,443
1,350,000		Expeditors International Washington, Inc.	55,674,000
906,300		Flowserve Corp.	66,205,215
915,000		Fortune Brands Home & Security, Inc.	36,462,750
2,494,400		Frontline 2012 Ltd.	19,302,929
144,100	[1]	ISS A/S	5,016,716
674,000		ITT Corp.	29,076,360
703,800		KAR Auction Services, Inc.	20,959,164
7,016,400		Louis XIII Holdings Ltd.	6,968,480
330,000		MSC Industrial Direct Co.	30,049,800
165,000		Precision Castparts Corp.	41,759,850
2,850,000	[1,6]	RPX Corp.	46,683,000
50,000		Roper Industries, Inc.	6,947,500
295,000		Safran SA	19,826,990
1,000,000	[1]	Spirit Airlines, Inc.	56,840,000
197,400	[1]	Teledyne Technologies, Inc.	18,330,564
816,010	[1]	Verisk Analytics, Inc.	49,034,041
915,000		Wabtec Corp.	68,213,250
		TOTAL	769,420,612
		Information Technology—15.2%
1,435,000		Amadeus IT Holding SA	59,635,800
700,000		Avago Technologies Ltd.	44,450,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Common Stocks—continued
		Information Technology—continued
87,100	[1]	Baidu.com, Inc., ADR	$13,400,335
625,000	[1]	ChannelAdvisor Corp.	16,400,000
378,900	[1]	Check Point Software Technologies Ltd.	24,272,334
141,600	[1]	Cornerstone OnDemand, Inc.	5,205,216
320,300	[1]	CoStar Group, Inc.	51,533,067
508,467	[1]	Cvent, Inc.	13,998,096
422,300	[1]	Demandware, Inc.	20,958,749
282,300	[1]	eBay, Inc.	14,631,609
1,059,322	[1,3,4]	Expand Networks Ltd.	0
300,000		FLIR Systems, Inc.	10,212,000
676,006	[1]	Finisar Corp.	17,677,557
195,760	[1]	Fireeye, Inc.	7,685,538
790,000	[1]	Fleetmatics Group PLC	23,723,700
335,000	[1]	Guidewire Software, Inc.	12,649,600
50,000	[1,2]	IPG Photonics Corp.	3,231,500
78,400	[1]	LinkedIn Corp.	12,032,048
1,750,000	[1]	Microsemi Corp.	41,160,000
1,850,000	[1]	Moneygram International, Inc.	24,420,000
1,330,900	[1]	NIC, Inc.	24,408,706
1,470,000	[1]	NXP Semiconductors NV	87,641,400
100,200	[1]	NetSuite, Inc.	7,746,462
1	[1,3,4]	Peachtree Open Networks	0
1,423,600	[1,6]	RADWARE Ltd.	23,532,108
561,700	[1]	Salesforce.com, Inc.	29,011,805
425,000	[1]	SciQuest, Inc.	10,191,500
3,751	[1,3,4]	Sensable Technologies, Inc.	0
700,000	[1]	ServiceNow, Inc.	34,804,000
181,800	[1]	Splunk, Inc.	9,920,826
2,233,431	[1,2,6]	Textura Corp.	39,777,406
735,000	[1]	Tyler Technologies, Inc.	60,012,750
1,400,000	[1]	Vantiv, Inc.	43,050,000
180,000	[1]	Workday, Inc.	13,152,600
191,050	[1,2]	Zillow, Inc.	20,767,135
		TOTAL	821,293,847
		Materials—8.7%
353,000		Eagle Materials, Inc.	29,415,490
1,197,600		LyondellBasell Industries NV	110,778,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Common Stocks—continued
		Materials—continued
650,000	[2]	Martin Marietta Materials	$80,814,500
472,800		Rockwood Holdings, Inc.	33,592,440
282,300		Sherwin-Williams Co.	56,414,832
1,882,100	[6]	US Silica Holdings, Inc.	85,014,457
1,022,200		Westlake Chemical Corp.	72,780,640
		TOTAL	468,810,359
		Utilities—0.7%
1,000,000	[2]	ITC Holdings Corp.	36,970,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,447,019,509)	5,323,383,772
		Warrants—0.4%
		Health Care—0.4%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	87,186
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	1,714,479
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	1,613,150
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc.,10/5/2014	3,584,751
7,425,000	[1,6]	Zogenix, Inc., 7/27/2017	13,122,945
		TOTAL WARRANTS (IDENTIFIED COST $705,506)	20,122,511
		Preferred Stocks—0.1%
		Health Care—0.1%
14,411,765	[1,3,6]	Otonomy, Inc., Pfd., Series D	4,900,000
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,900,001)	4,900,000
		CORPORATE BONDS—0.5%
		Health Care—0.5%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	21,729,207
4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,604,145
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,230,000)	26,333,352
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
2,980,000	[7,8]	United States Treasury Bill, 0.020% - 0.085%, 5/8/2014 (IDENTIFIED COST $2,979,968)	2,979,988
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		INVESTMENT COMPANY—3.5%
189,422,656	[6,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	$189,422,656
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $3,669,257,640)[11]	5,567,142,279
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[12]	(154,047,309)
		TOTAL NET ASSETS—100%	$5,413,094,970
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	680	$63,848,600	June 2014	$(1,299,310)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $7,502,041, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $4,604,145, which represented 0.1% of total net assets.
6	Affiliated companies and holdings.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	Also represents cost for federal tax purposes.
12	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,209,374,767[1]	$—	$2,897,896	$4,212,272,663
International	1,091,808,180[2]	19,302,929[3]	—	1,111,111,109
Preferred Stock
Domestic	—	—	4,900,000	4,900,000
Debt Securities:
Corporate Bonds	—	26,333,352	—	26,333,352
Warrants	—	20,122,511	—	20,122,511
U.S. Treasury	—	2,979,988	—	2,979,988
Investment Company	189,422,656	—	—	189,422,656
TOTAL SECURITIES	$5,490,605,603	$68,738,780	$7,797,896	$5,567,142,279
OTHER FINANCIAL INSTRUMENTS[4]	$(1,299,310)	$—	$—	$(1,299,310)
1	Includes $4,537,400 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $337,737,464 of international common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
3	Includes $15,695,820 of an international common stock security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair values were determined using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
4	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.59	$5.28	$4.92	$5.27	$4.22	$3.80
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.38	1.78	0.50	(0.27)	1.04	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.34	1.73	0.45	(0.32)	1.06	0.42
Less Distributions:
Distributions from net investment income	—	—	—	(0.03)	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.88)	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.88)	(0.42)	(0.09)	(0.03)	(0.01)	—
Net Asset Value, End of Period	$6.05	$6.59	$5.28	$4.92	$5.27	$4.22
Total Return[3]	5.00%	35.63%	9.45%	(6.07)%	25.11%	11.05%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.29)%[4]	(0.82)%	(0.97)%	(0.99)%	0.39%	(0.12)%
Expense waiver/reimbursement[6]	0.20%[4]	0.25%	0.28%	0.29%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,502,541	$1,508,534	$1,898,465	$1,999,940	$2,469,094	$2,153,443
Portfolio turnover	26%	63%	61%	64%	54%	91%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.10	$4.94	$4.64	$4.96	$4.00	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.36	1.65	0.46	(0.24)	0.97	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.31	1.58	0.39	(0.32)	0.96	0.38
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.88)	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.88)	(0.42)	(0.09)	(0.00)[2]	—	—
Net Asset Value, End of Period	$5.53	$6.10	$4.94	$4.64	$4.96	$4.00
Total Return[3]	4.91%	34.99%	8.72%	(6.40)%	24.00%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.83)%[4]	(1.35)%	(1.52)%	(1.53)%	(0.27)%	(0.67)%
Expense waiver/reimbursement[6]	0.15%[4]	0.20%	0.23%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,744	$159,846	$184,726	$301,469	$473,934	$562,618
Portfolio turnover	26%	63%	61%	64%	54%	91%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.10	$4.94	$4.64	$4.97	$4.00	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.35	1.65	0.46	(0.24)	0.98	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.30	1.58	0.39	(0.32)	0.97	0.38
Less Distributions:
Distributions from net investment income	—	—	—	(0.01)	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.88)	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.88)	(0.42)	(0.09)	(0.01)	—	—
Net Asset Value, End of Period	$5.52	$6.10	$4.94	$4.64	$4.97	$4.00
Total Return[3]	4.72%	34.99%	8.72%	(6.53)%	24.25%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.84)%[4]	(1.39)%	(1.52)%	(1.53)%	(0.19)%	(0.67)%
Expense waiver/reimbursement[6]	0.15%[4]	0.20%	0.23%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$423,826	$431,327	$392,886	$494,457	$680,501	$656,086
Portfolio turnover	26%	63%	61%	64%	54%	91%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $155,292,458 of securities loaned, $189,422,656 of investment in an affiliated holding and $863,197,312 of investment in affiliated companies (Note 5) (identified cost $3,669,257,640)		$5,567,142,279
Income receivable		1,503,097
Receivable for investments sold		18,989,517
Receivable for shares sold		1,224,483
TOTAL ASSETS		5,588,859,376
Liabilities:
Payable for investments purchased	$6,588,146
Payable for shares redeemed	5,176,318
Payable for daily variation margin	207,400
Payable for collateral due to broker for securities lending	158,395,903
Payable for Directors'/Trustees' fees (Note 5)	171
Payable for distribution services fee (Note 5)	1,223,143
Payable for shareholder services fee (Note 5)	2,799,705
Accrued expenses (Note 5)	1,373,620
TOTAL LIABILITIES		175,764,406
Net assets for 902,268,016 shares outstanding		$5,413,094,970
Net Assets Consist of:
Paid-in capital		$3,045,048,969
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,896,592,133
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		516,150,276
Accumulated net investment income (loss)		(44,696,408)
TOTAL NET ASSETS		$5,413,094,970
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,502,540,774 ÷ 248,159,569 shares outstanding), no par value, unlimited shares authorized	$6.05
Offering price per share (100/94.50 of $6.05)	$6.40
Redemption proceeds per share	$6.05
Class B Shares:
Net asset value per share ($139,743,863 ÷ 25,291,462 shares outstanding), no par value, unlimited shares authorized	$5.53
Offering price per share	$5.53
Redemption proceeds per share (94.50/100 of $5.53)	$5.23
Class C Shares:
Net asset value per share ($423,826,269 ÷ 76,738,070 shares outstanding), no par value, unlimited shares authorized	$5.52
Offering price per share	$5.52
Redemption proceeds per share (99.00/100 of $5.52)	$5.46
Class R Shares:
Net asset value per share ($3,346,984,064 ÷ 552,078,915 shares outstanding), no par value, unlimited shares authorized	$6.06
Offering price per share	$6.06
Redemption proceeds per share	$6.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $31,662 received from an affiliated holding and $667,767 received from affiliated companies (Note 5) and net of foreign taxes withheld of $515,060)		$17,232,676
Interest (including $103,500 received from an affiliated company (Note 5) and income on securities loaned of $998,434)		1,382,773
TOTAL INCOME		18,615,449
Expenses:
Investment adviser fee (Note 5)	$39,863,792
Administrative fee (Note 5)	2,184,816
Custodian fees	370,901
Transfer agent fee (Note 2)	3,174,303
Directors'/Trustees' fees (Note 5)	11,970
Auditing fees	19,687
Legal fees	4,715
Portfolio accounting fees	103,234
Distribution services fee (Note 5)	12,792,322
Shareholder services fee (Note 5)	6,897,988
Account administration fee (Note 2)	14,777
Share registration costs	42,209
Printing and postage	197,554
Miscellaneous (Note 5)	37,845
TOTAL EXPENSES	65,716,113
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,196,189)
Waiver of distribution services fee (Note 5)	(5,205,271)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(19,406)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		($9,420,866)
Net expenses			$56,295,247
Net investment income (loss)			(37,679,798)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $82,005,723 in sales of investments in affiliated companies (Note 5))			544,341,894
Net realized loss on futures contracts			(5,946,940)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(222,397,984)
Net change in unrealized depreciation of futures contracts			1,174,700
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			317,171,670
Change in net assets resulting from operations			$279,491,872
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(37,679,798)	$(49,610,878)
Net realized gain on investments, futures contracts and foreign currency transactions	538,394,954	834,490,836
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(221,223,284)	885,961,817
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	279,491,872	1,670,841,775
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(198,779,147)	(149,220,635)
Class B Shares	(21,904,125)	(14,693,842)
Class C Shares	(61,119,850)	(32,449,688)
Class R Shares	(439,822,561)	(224,432,833)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(721,625,683)	(420,796,998)
Share Transactions:
Proceeds from sale of shares	181,233,304	368,719,044
Net asset value of shares issued to shareholders in payment of distributions declared	676,099,176	395,978,641
Cost of shares redeemed	(460,467,410)	(1,910,930,668)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	396,865,070	(1,146,232,983)
Change in net assets	(45,268,741)	103,811,794
Net Assets:
Beginning of period	5,458,363,711	5,354,551,917
End of period (including accumulated net investment income (loss) of $(44,696,408) and $(7,016,610), respectively)	$5,413,094,970	$5,458,363,711
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$940,604	$13,232
Class B Shares	93,380	—
Class C Shares	267,622	1,545
Class R Shares	1,872,697	—
TOTAL	$3,174,303	$14,777
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $62,039,800. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $221 and $1,290, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$155,292,458	$158,395,903
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$985,144
Denovo Ventures I LP	3/9/2000	$2,888,396	$693,831
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$732,298
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$486,623
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$1,299,310*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(5,946,940)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,174,700
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,687,575	$106,003,581	43,991,306	$243,019,993
Shares issued to shareholders in payment of distributions declared	30,042,638	184,161,373	29,092,401	141,098,145
Shares redeemed	(27,496,601)	(175,328,519)	(203,800,768)	(1,187,812,578)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,233,612	$114,836,435	(130,717,061)	$(803,694,440)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,212,675	$7,096,719	1,983,615	$10,546,941
Shares issued to shareholders in payment of distributions declared	3,744,894	20,971,406	3,059,087	13,796,485
Shares redeemed	(5,863,690)	(34,208,861)	(16,215,898)	(84,108,138)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(906,121)	$(6,140,736)	(11,173,196)	$(59,764,712)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,330,714	$24,838,310	5,789,006	$29,649,148
Shares issued to shareholders in payment of distributions declared	8,988,817	50,337,374	5,868,743	26,468,031
Shares redeemed	(7,302,002)	(42,786,141)	(20,454,122)	(105,394,949)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,017,529	$32,389,543	(8,796,373)	$(49,277,770)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,828,050	$43,294,694	15,291,013	$85,502,962
Shares issued to shareholders in payment of distributions declared	68,506,356	420,629,023	44,159,666	214,615,980
Shares redeemed	(32,388,124)	(208,143,889)	(95,240,408)	(533,615,003)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	42,946,282	$255,779,828	(35,789,729)	$(233,496,061)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	67,291,302	$396,865,070	(186,476,359)	$(1,146,232,983)
Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2014 and the year ended October 31, 2013, redemption fees of $255,330 and $616,173, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $3,669,257,640. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $1,897,884,639. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,070,215,992 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,331,353.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $4,021,339 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2014, the Sub-Adviser earned a fee of $32,870,145.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,939,007	$(344,759)
Class B Shares	577,167	—
Class C Shares	1,654,933	—
Class R Shares	8,621,215	(4,860,512)
TOTAL	$12,792,322	$(5,205,271)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $5,247,694 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC, retained $59,615 in sales charges from the sale of Class A Shares. FSC also retained $168 of CDSC relating to redemptions of Class A Shares, $46,178 relating to redemptions of Class B Shares and $3,945 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary
Semi-Annual Shareholder Report

affiliated with management of Federated Investors, Inc. received $22,030 of Service Fees for the six months ended April 30, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,900,988
Class B Shares	192,389
Class C Shares	550,100
Class R Shares	4,254,511
TOTAL	$6,897,988
For the six months ended April 30, 2014, FSSC received $3,110,659 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2014, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,293,720 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $706,280.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,497,340 and $14,244,213, respectively.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend/ Interest Income
BioDelivery Sciences International, Inc.	—	3,575,000	—	3,575,000	$31,853,250	$—
Corcept Therapeutics, Inc.	9,279,650	—	—	9,279,650	41,016,053	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	1,714,479	—
Dexcom, Inc.	5,769,139	—	(2,293,074)	3,476,065	112,763,549	—
Dyax Corp.	18,154,308	760,000	(5,004,308)	13,910,000	91,945,100	—
Egalet Corp.	—	752,456	—	752,456	8,698,391	—
ExamWorks Group, Inc.	3,065,000	—	—	3,065,000	112,792,000	—
Nektar Therapeutics	4,375,000	625,000	—	5,000,000	58,850,000	—
Otonomy, Inc., Pfd., Series D	—	14,411,765	—	14,411,765	4,900,000	—
Premier, Inc.	1,150,000	279,000	—	1,429,000	42,870,000	—
Progenics Pharmaceuticals, Inc.	8,445,000	766,000	—	9,211,000	32,514,830	—
Protalix Biotherapeutics, Inc.	7,313,801	11,396	—	7,325,197	29,667,048	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	4,604,145	103,500
RADWARE Ltd.	1,423,600	—	—	1,423,600	23,532,108	—
RPX Corp.	2,850,000	—	—	2,850,000	46,683,000	—
Soteira, Inc.	959,018	—	—	959,018	—	—
Textura Corp.	1,036,534	1,196,897	—	2,233,431	39,777,406	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,713,798	—	—	1,713,798	3,584,751	—
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend/ Interest Income
Threshold Pharmaceuticals, Inc., Class THL	1,767,000	—	—	1,767,000	7,244,700	—
US Silica Holdings, Inc.	1,743,400	909,000	(770,300)	1,882,100	85,014,457	564,267
Veeva Systems, Inc.	700,000	570,000	—	1,270,000	24,396,700	—
Zogenix, Inc.	16,500,000	3,901,876	(1,691,876)	18,710,000	45,652,400	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	13,122,945	—
TOTAL OF AFFILIATED COMPANIES	99,067,606	27,758,390	(9,759,558)	117,066,438	$863,197,312	$667,767
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $174,850. Transactions involving the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	207,990,334
Purchases/Additions	1,417,645,640
Sales/Reductions	(1,436,213,318)
Balance of Shares Held 4/30/2014	189,422,656
Value	$189,422,656
Dividend Income	$31,662
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2014, the Fund's expenses were reduced by $19,406 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$1,472,956,682
Sales	$1,778,491,512
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

At April 30, 2014, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	81.4%
Netherlands	7.0%
Luxembourg	2.8%
Spain	1.1%
United Kingdom	1.1%
Italy	1.0%
Israel	0.9%
Singapore	0.8%
Cayman Islands	0.7%
Hong Kong	0.7%
Bermuda	0.4%
Brazil	0.4%
France	0.4%
Ireland	0.4%
Belgium	0.2%
Denmark	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
11. SUBSEQUENT EVENT
Effective June 27, 2014, the Adviser has agreed to contractually reduce the management fee from 1.425% to 1.30% of the Fund's average daily net assets. There is no change to the Expense Limitations as presented in footnote 5 of this Semi-Annual Report under the heading Expense Limitation.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,050.00	$9.91
Class B Shares	$1,000	$1,049.10	$12.70
Class C Shares	$1,000	$1,047.20	$12.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
Semi-Annual Shareholder Report

how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
26667 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	32.3%
Industrials	14.2%
Information Technology	15.2%
Consumer Discretionary	11.8%
Financials	10.2%
Materials	8.7%
Energy	4.7%
Consumer Staples	1.5%
Utilities	0.7%
U.S. Treasury Securities	0.1%
Derivative Contracts[2,3]	(0.0)%
Securities Lending Collateral[4]	2.9%
Cash Equivalents[5]	0.6%
Other Assets and Liabilities—Net[6]	(2.9)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2014 (unaudited)
Shares or Principal Amount			Value
		Common Stocks—98.3%
		Consumer Discretionary—11.8%
129,400	[1]	Amazon.com, Inc.	$39,354,422
980,000	[1]	Committed Capital Acquisition Corp.	5,292,000
998,900	[1,2]	Five Below, Inc.	40,265,659
777,500	[1]	LKQ Corp.	22,640,800
1,200,000	[1]	La Quinta Holdings, Inc.	20,148,000
800,000		Las Vegas Sands Corp.	63,304,000
880,000	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	30,078,400
395,855	[1]	Moncler SpA	6,958,227
27,091,412		NagaCorp Limited	24,635,068
32,900	[1]	Priceline.com, Inc.	38,089,975
570,000	[1]	RetailMeNot, Inc.	16,991,700
46,750,000		Samsonite International SA	148,638,583
123,668		Sinclair Broadcast Group, Inc.	3,305,646
845,700		Starbucks Corp.	59,723,334
359,400		Whirlpool Corp.	55,124,772
1,375,000	[1]	Yoox SpA	49,292,521
230,800		Yum! Brands, Inc.	17,769,292
		TOTAL	641,612,399
		Consumer Staples—1.5%
591,173	[1]	Darling International, Inc.	11,829,372
421,000	[1]	Hain Celestial Group, Inc.	36,214,420
1,075,000	[1]	Sprouts Farmers Market, Inc.	34,367,750
		TOTAL	82,411,542
		Energy—4.7%
480,000	[1]	Antero Resources Corp.	31,521,600
600,000	[1]	Athlon Energy, Inc.	24,246,000
204,500		Core Laboratories NV	38,380,560
2,163,051		Frank's International NV	59,332,489
1,317,700		Halliburton Co.	83,107,339
230,000		National-Oilwell, Inc.	18,061,900
		TOTAL	254,649,888
		Financials—10.2%
4,000,000		American International Group, Inc.	212,520,000
603,923		Artisan Partners Asset Management, Inc.	35,069,809
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		Common Stocks—continued
		Financials—continued
238,600		BlackRock, Inc.	$71,818,600
1,528,206		CETIP SA-Mercados Organizado	19,375,438
285,000		Crown Castle International Corp.	20,728,050
2,530,000		EverBank Financial Corp.	47,361,600
1	[1,3,4]	FA Private Equity Fund IV LP	732,298
1	[1,3,4]	Infrastructure Fund	0
1,600,000		JPMorgan Chase & Co.	89,568,000
1	[1,3,4]	Peachtree Leadscope LLC	0
1,098,200		Wells Fargo & Co.	54,514,648
		TOTAL	551,688,443
		Health Care—31.3%
3,000,000	[1]	Alkermes, Inc.	138,780,000
225,000		Allergan, Inc.	37,314,000
1	[3,4]	Apollo Investment Fund V	985,144
3,575,000	[1,2,6]	BioDelivery Sciences International, Inc.	31,853,250
275,400	[1]	Biogen Idec, Inc.	79,072,848
9,279,650	[1,6]	Corcept Therapeutics, Inc.	41,016,053
2,000,000	[1]	Cubist Pharmaceuticals, Inc.	140,120,000
1	[3,4]	Denovo Ventures I LP	693,831
3,476,065	[1,6]	Dexcom, Inc.	112,763,549
13,910,000	[1,6]	Dyax Corp.	91,945,100
752,456	[1,6]	Egalet Corp.	8,698,391
3,065,000	[1,2,6]	ExamWorks Group, Inc.	112,792,000
259,914	[1,2]	GW Pharmaceuticals PLC, ADR	18,999,713
637,932	[1]	Galapagos NV	13,806,538
805,579	[1]	Gilead Sciences, Inc.	63,229,896
940,000	[1]	Illumina, Inc.	127,699,000
1,540,000	[1]	Insulet Corp.	57,950,200
1,000,000	[1]	InterMune, Inc.	32,080,000
1	[3,4]	Latin Healthcare Fund	486,623
120,431	[1]	Medidata Solutions, Inc.	4,372,850
5,000,000	[1,6]	Nektar Therapeutics	58,850,000
1,322,000	[1]	NuVasive, Inc.	44,564,620
93,779	[1]	Pharmacyclics, Inc.	8,869,618
1,429,000	[1,6]	Premier, Inc.	42,870,000
9,211,000	[1,6]	Progenics Pharmaceuticals, Inc.	32,514,830
7,325,197	[1,2,6]	Protalix Biotherapeutics, Inc.	29,667,048
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		Common Stocks—continued
		Health Care—continued
330,000	[1]	Puma Biotechnology, Inc.	$24,928,200
500,000	[1]	Repligen Corp.	7,925,000
1,200,000	[1]	Salix Pharmaceuticals Ltd.	132,000,000
675,000	[1]	Seattle Genetics, Inc.	25,974,000
691,000		Shire Ltd.	39,410,580
959,018	[1,3,6]	Soteira, Inc.	0
500,000		Thermo Fisher Scientific, Inc.	57,000,000
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	7,244,700
1,270,000	[1,2,6]	Veeva Systems, Inc.	24,396,700
18,710,000	[1,2,6]	Zogenix, Inc.	45,652,400
		TOTAL	1,696,526,682
		Industrials—14.2%
1,175,000		Air Lease Corp.	42,147,250
1,060,000		Chicago Bridge & Iron Co., N.V.	84,874,200
544,500	[1]	Colfax Corp.	39,193,110
352,350		Danaher Corp.	25,855,443
1,350,000		Expeditors International Washington, Inc.	55,674,000
906,300		Flowserve Corp.	66,205,215
915,000		Fortune Brands Home & Security, Inc.	36,462,750
2,494,400		Frontline 2012 Ltd.	19,302,929
144,100	[1]	ISS A/S	5,016,716
674,000		ITT Corp.	29,076,360
703,800		KAR Auction Services, Inc.	20,959,164
7,016,400		Louis XIII Holdings Ltd.	6,968,480
330,000		MSC Industrial Direct Co.	30,049,800
165,000		Precision Castparts Corp.	41,759,850
2,850,000	[1,6]	RPX Corp.	46,683,000
50,000		Roper Industries, Inc.	6,947,500
295,000		Safran SA	19,826,990
1,000,000	[1]	Spirit Airlines, Inc.	56,840,000
197,400	[1]	Teledyne Technologies, Inc.	18,330,564
816,010	[1]	Verisk Analytics, Inc.	49,034,041
915,000		Wabtec Corp.	68,213,250
		TOTAL	769,420,612
		Information Technology—15.2%
1,435,000		Amadeus IT Holding SA	59,635,800
700,000		Avago Technologies Ltd.	44,450,000
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		Common Stocks—continued
		Information Technology—continued
87,100	[1]	Baidu.com, Inc., ADR	$13,400,335
625,000	[1]	ChannelAdvisor Corp.	16,400,000
378,900	[1]	Check Point Software Technologies Ltd.	24,272,334
141,600	[1]	Cornerstone OnDemand, Inc.	5,205,216
320,300	[1]	CoStar Group, Inc.	51,533,067
508,467	[1]	Cvent, Inc.	13,998,096
422,300	[1]	Demandware, Inc.	20,958,749
282,300	[1]	eBay, Inc.	14,631,609
1,059,322	[1,3,4]	Expand Networks Ltd.	0
300,000		FLIR Systems, Inc.	10,212,000
676,006	[1]	Finisar Corp.	17,677,557
195,760	[1]	Fireeye, Inc.	7,685,538
790,000	[1]	Fleetmatics Group PLC	23,723,700
335,000	[1]	Guidewire Software, Inc.	12,649,600
50,000	[1,2]	IPG Photonics Corp.	3,231,500
78,400	[1]	LinkedIn Corp.	12,032,048
1,750,000	[1]	Microsemi Corp.	41,160,000
1,850,000	[1]	Moneygram International, Inc.	24,420,000
1,330,900	[1]	NIC, Inc.	24,408,706
1,470,000	[1]	NXP Semiconductors NV	87,641,400
100,200	[1]	NetSuite, Inc.	7,746,462
1	[1,3,4]	Peachtree Open Networks	0
1,423,600	[1,6]	RADWARE Ltd.	23,532,108
561,700	[1]	Salesforce.com, Inc.	29,011,805
425,000	[1]	SciQuest, Inc.	10,191,500
3,751	[1,3,4]	Sensable Technologies, Inc.	0
700,000	[1]	ServiceNow, Inc.	34,804,000
181,800	[1]	Splunk, Inc.	9,920,826
2,233,431	[1,2,6]	Textura Corp.	39,777,406
735,000	[1]	Tyler Technologies, Inc.	60,012,750
1,400,000	[1]	Vantiv, Inc.	43,050,000
180,000	[1]	Workday, Inc.	13,152,600
191,050	[1,2]	Zillow, Inc.	20,767,135
		TOTAL	821,293,847
		Materials—8.7%
353,000		Eagle Materials, Inc.	29,415,490
1,197,600		LyondellBasell Industries NV	110,778,000
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		Common Stocks—continued
		Materials—continued
650,000	[2]	Martin Marietta Materials	$80,814,500
472,800		Rockwood Holdings, Inc.	33,592,440
282,300		Sherwin-Williams Co.	56,414,832
1,882,100	[6]	US Silica Holdings, Inc.	85,014,457
1,022,200		Westlake Chemical Corp.	72,780,640
		TOTAL	468,810,359
		Utilities—0.7%
1,000,000	[2]	ITC Holdings Corp.	36,970,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,447,019,509)	5,323,383,772
		Warrants—0.4%
		Health Care—0.4%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	87,186
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	1,714,479
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	1,613,150
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc.,10/5/2014	3,584,751
7,425,000	[1,6]	Zogenix, Inc., 7/27/2017	13,122,945
		TOTAL WARRANTS (IDENTIFIED COST $705,506)	20,122,511
		Preferred Stocks—0.1%
		Health Care—0.1%
14,411,765	[1,3,6]	Otonomy, Inc., Pfd., Series D	4,900,000
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,900,001)	4,900,000
		CORPORATE BONDS—0.5%
		Health Care—0.5%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	21,729,207
4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,604,145
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,230,000)	26,333,352
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
2,980,000	[7,8]	United States Treasury Bill, 0.020% - 0.085%, 5/8/2014 (IDENTIFIED COST $2,979,968)	2,979,988
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		INVESTMENT COMPANY—3.5%
189,422,656	[6,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	$189,422,656
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $3,669,257,640)[11]	5,567,142,279
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[12]	(154,047,309)
		TOTAL NET ASSETS—100%	$5,413,094,970
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	680	$63,848,600	June 2014	$(1,299,310)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $7,502,041, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $4,604,145, which represented 0.1% of total net assets.
6	Affiliated companies and holdings.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	Also represents cost for federal tax purposes.
12	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
7

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,209,374,767[1]	$—	$2,897,896	$4,212,272,663
International	1,091,808,180[2]	19,302,929[3]	—	1,111,111,109
Preferred Stock
Domestic	—	—	4,900,000	4,900,000
Debt Securities:
Corporate Bonds	—	26,333,352	—	26,333,352
Warrants	—	20,122,511	—	20,122,511
U.S. Treasury	—	2,979,988	—	2,979,988
Investment Company	189,422,656	—	—	189,422,656
TOTAL SECURITIES	$5,490,605,603	$68,738,780	$7,797,896	$5,567,142,279
OTHER FINANCIAL INSTRUMENTS[4]	$(1,299,310)	$—	$—	$(1,299,310)
1	Includes $4,537,400 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $337,737,464 of international common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
3	Includes $15,695,820 of an international common stock security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair values were determined using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
4	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.60	$5.28	$4.93	$5.27	$4.23	$3.81
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.38	1.79	0.49	(0.26)	1.03	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.34	1.74	0.44	(0.31)	1.05	0.42
Less Distributions:
Distributions from net investment income	—	—	—	(0.03)	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.88)	(0.42)	(0.09)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.88)	(0.42)	(0.09)	(0.03)	(0.01)	—
Net Asset Value, End of Period	$6.06	$6.60	$5.28	$4.93	$5.27	$4.23
Total Return[3]	4.99%	35.81%	9.23%	(5.88)%	24.81%	11.02%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.29)%[4]	(0.85)%	(0.97)%	(0.99)%	0.39%	(0.12)%
Expense waiver/reimbursement[6]	0.43%[4]	0.48%	0.52%	0.54%	0.54%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,346,984	$3,358,658	$2,878,476	$3,001,225	$3,621,789	$3,168,922
Portfolio turnover	26%	63%	61%	64%	54%	91%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $155,292,458 of securities loaned, $189,422,656 of investment in an affiliated holding and $863,197,312 of investment in affiliated companies (Note 5) (identified cost $3,669,257,640)		$5,567,142,279
Income receivable		1,503,097
Receivable for investments sold		18,989,517
Receivable for shares sold		1,224,483
TOTAL ASSETS		5,588,859,376
Liabilities:
Payable for investments purchased	$6,588,146
Payable for shares redeemed	5,176,318
Payable for daily variation margin	207,400
Payable for collateral due to broker for securities lending	158,395,903
Payable for Directors'/Trustees' fees (Note 5)	171
Payable for distribution services fee (Note 5)	1,223,143
Payable for shareholder services fee (Note 5)	2,799,705
Accrued expenses (Note 5)	1,373,620
TOTAL LIABILITIES		175,764,406
Net assets for 902,268,016 shares outstanding		$5,413,094,970
Net Assets Consist of:
Paid-in capital		$3,045,048,969
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,896,592,133
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		516,150,276
Accumulated net investment income (loss)		(44,696,408)
TOTAL NET ASSETS		$5,413,094,970
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,502,540,774 ÷ 248,159,569 shares outstanding), no par value, unlimited shares authorized	$6.05
Offering price per share (100/94.50 of $6.05)	$6.40
Redemption proceeds per share	$6.05
Class B Shares:
Net asset value per share ($139,743,863 ÷ 25,291,462 shares outstanding), no par value, unlimited shares authorized	$5.53
Offering price per share	$5.53
Redemption proceeds per share (94.50/100 of $5.53)	$5.23
Class C Shares:
Net asset value per share ($423,826,269 ÷ 76,738,070 shares outstanding), no par value, unlimited shares authorized	$5.52
Offering price per share	$5.52
Redemption proceeds per share (99.00/100 of $5.52)	$5.46
Class R Shares:
Net asset value per share ($3,346,984,064 ÷ 552,078,915 shares outstanding), no par value, unlimited shares authorized	$6.06
Offering price per share	$6.06
Redemption proceeds per share	$6.06
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $31,662 received from an affiliated holding and $667,767 received from affiliated companies (Note 5) and net of foreign taxes withheld of $515,060)		$17,232,676
Interest (including $103,500 received from an affiliated company (Note 5) and income on securities loaned of $998,434)		1,382,773
TOTAL INCOME		18,615,449
Expenses:
Investment adviser fee (Note 5)	$39,863,792
Administrative fee (Note 5)	2,184,816
Custodian fees	370,901
Transfer agent fee (Note 2)	3,174,303
Directors'/Trustees' fees (Note 5)	11,970
Auditing fees	19,687
Legal fees	4,715
Portfolio accounting fees	103,234
Distribution services fee (Note 5)	12,792,322
Shareholder services fee (Note 5)	6,897,988
Account administration fee (Note 2)	14,777
Share registration costs	42,209
Printing and postage	197,554
Miscellaneous (Note 5)	37,845
TOTAL EXPENSES	65,716,113
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Statement of Operations–continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,196,189)
Waiver of distribution services fee (Note 5)	(5,205,271)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(19,406)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		($9,420,866)
Net expenses			$56,295,247
Net investment income (loss)			(37,679,798)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $82,005,723 in sales of investments in affiliated companies (Note 5))			544,341,894
Net realized loss on futures contracts			(5,946,940)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(222,397,984)
Net change in unrealized depreciation of futures contracts			1,174,700
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			317,171,670
Change in net assets resulting from operations			$279,491,872
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(37,679,798)	$(49,610,878)
Net realized gain on investments, futures contracts and foreign currency transactions	538,394,954	834,490,836
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(221,223,284)	885,961,817
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	279,491,872	1,670,841,775
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(198,779,147)	(149,220,635)
Class B Shares	(21,904,125)	(14,693,842)
Class C Shares	(61,119,850)	(32,449,688)
Class R Shares	(439,822,561)	(224,432,833)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(721,625,683)	(420,796,998)
Share Transactions:
Proceeds from sale of shares	181,233,304	368,719,044
Net asset value of shares issued to shareholders in payment of distributions declared	676,099,176	395,978,641
Cost of shares redeemed	(460,467,410)	(1,910,930,668)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	396,865,070	(1,146,232,983)
Change in net assets	(45,268,741)	103,811,794
Net Assets:
Beginning of period	5,458,363,711	5,354,551,917
End of period (including accumulated net investment income (loss) of $(44,696,408) and $(7,016,610), respectively)	$5,413,094,970	$5,458,363,711
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$940,604	$13,232
Class B Shares	93,380	—
Class C Shares	267,622	1,545
Class R Shares	1,872,697	—
TOTAL	$3,174,303	$14,777
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $62,039,800. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $221 and $1,290, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$155,292,458	$158,395,903
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$985,144
Denovo Ventures I LP	3/9/2000	$2,888,396	$693,831
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$732,298
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$486,623
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$1,299,310*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(5,946,940)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,174,700
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,687,575	$106,003,581	43,991,306	$243,019,993
Shares issued to shareholders in payment of distributions declared	30,042,638	184,161,373	29,092,401	141,098,145
Shares redeemed	(27,496,601)	(175,328,519)	(203,800,768)	(1,187,812,578)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,233,612	$114,836,435	(130,717,061)	$(803,694,440)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,212,675	$7,096,719	1,983,615	$10,546,941
Shares issued to shareholders in payment of distributions declared	3,744,894	20,971,406	3,059,087	13,796,485
Shares redeemed	(5,863,690)	(34,208,861)	(16,215,898)	(84,108,138)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(906,121)	$(6,140,736)	(11,173,196)	$(59,764,712)
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	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,330,714	$24,838,310	5,789,006	$29,649,148
Shares issued to shareholders in payment of distributions declared	8,988,817	50,337,374	5,868,743	26,468,031
Shares redeemed	(7,302,002)	(42,786,141)	(20,454,122)	(105,394,949)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,017,529	$32,389,543	(8,796,373)	$(49,277,770)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,828,050	$43,294,694	15,291,013	$85,502,962
Shares issued to shareholders in payment of distributions declared	68,506,356	420,629,023	44,159,666	214,615,980
Shares redeemed	(32,388,124)	(208,143,889)	(95,240,408)	(533,615,003)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	42,946,282	$255,779,828	(35,789,729)	$(233,496,061)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	67,291,302	$396,865,070	(186,476,359)	$(1,146,232,983)
Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2014 and the year ended October 31, 2013, redemption fees of $255,330 and $616,173, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $3,669,257,640. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $1,897,884,639. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,070,215,992 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,331,353.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $4,021,339 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2014, the Sub-Adviser earned a fee of $32,870,145.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,939,007	$(344,759)
Class B Shares	577,167	—
Class C Shares	1,654,933	—
Class R Shares	8,621,215	(4,860,512)
TOTAL	$12,792,322	$(5,205,271)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $5,247,694 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC, retained $59,615 in sales charges from the sale of Class A Shares. FSC also retained $168 of CDSC relating to redemptions of Class A Shares, $46,178 relating to redemptions of Class B Shares and $3,945 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary
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affiliated with management of Federated Investors, Inc. received $22,030 of Service Fees for the six months ended April 30, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,900,988
Class B Shares	192,389
Class C Shares	550,100
Class R Shares	4,254,511
TOTAL	$6,897,988
For the six months ended April 30, 2014, FSSC received $3,110,659 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2014, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,293,720 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $706,280.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,497,340 and $14,244,213, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend/ Interest Income
BioDelivery Sciences International, Inc.	—	3,575,000	—	3,575,000	$31,853,250	$—
Corcept Therapeutics, Inc.	9,279,650	—	—	9,279,650	41,016,053	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	1,714,479	—
Dexcom, Inc.	5,769,139	—	(2,293,074)	3,476,065	112,763,549	—
Dyax Corp.	18,154,308	760,000	(5,004,308)	13,910,000	91,945,100	—
Egalet Corp.	—	752,456	—	752,456	8,698,391	—
ExamWorks Group, Inc.	3,065,000	—	—	3,065,000	112,792,000	—
Nektar Therapeutics	4,375,000	625,000	—	5,000,000	58,850,000	—
Otonomy, Inc., Pfd., Series D	—	14,411,765	—	14,411,765	4,900,000	—
Premier, Inc.	1,150,000	279,000	—	1,429,000	42,870,000	—
Progenics Pharmaceuticals, Inc.	8,445,000	766,000	—	9,211,000	32,514,830	—
Protalix Biotherapeutics, Inc.	7,313,801	11,396	—	7,325,197	29,667,048	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	4,604,145	103,500
RADWARE Ltd.	1,423,600	—	—	1,423,600	23,532,108	—
RPX Corp.	2,850,000	—	—	2,850,000	46,683,000	—
Soteira, Inc.	959,018	—	—	959,018	—	—
Textura Corp.	1,036,534	1,196,897	—	2,233,431	39,777,406	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,713,798	—	—	1,713,798	3,584,751	—
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Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend/ Interest Income
Threshold Pharmaceuticals, Inc., Class THL	1,767,000	—	—	1,767,000	7,244,700	—
US Silica Holdings, Inc.	1,743,400	909,000	(770,300)	1,882,100	85,014,457	564,267
Veeva Systems, Inc.	700,000	570,000	—	1,270,000	24,396,700	—
Zogenix, Inc.	16,500,000	3,901,876	(1,691,876)	18,710,000	45,652,400	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	13,122,945	—
TOTAL OF AFFILIATED COMPANIES	99,067,606	27,758,390	(9,759,558)	117,066,438	$863,197,312	$667,767
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $174,850. Transactions involving the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	207,990,334
Purchases/Additions	1,417,645,640
Sales/Reductions	(1,436,213,318)
Balance of Shares Held 4/30/2014	189,422,656
Value	$189,422,656
Dividend Income	$31,662
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2014, the Fund's expenses were reduced by $19,406 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$1,472,956,682
Sales	$1,778,491,512
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At April 30, 2014, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	81.4%
Netherlands	7.0%
Luxembourg	2.8%
Spain	1.1%
United Kingdom	1.1%
Italy	1.0%
Israel	0.9%
Singapore	0.8%
Cayman Islands	0.7%
Hong Kong	0.7%
Bermuda	0.4%
Brazil	0.4%
France	0.4%
Ireland	0.4%
Belgium	0.2%
Denmark	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
11. SUBSEQUENT EVENT
Effective June 27, 2014, the Adviser has agreed to contractually reduce the management fee from 1.425% to 1.30% of the Fund's average daily net assets. There is no change to the Expense Limitations as presented in footnote 5 of this Semi-Annual Report under the heading Expense Limitation.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,049.90	$9.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2013
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172644
2090162 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX
R6	KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	22.8%
Information Technology	21.8%
Consumer Discretionary	17.0%
Industrials	11.4%
Financials	11.3%
Energy	6.3%
Materials	4.2%
Telecommunication Services	2.9%
Consumer Staples	2.7%
Securities Lending Collateral[2]	1.9%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	(3.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		Common Stocks—100.4%
		Consumer Discretionary—17.0%
85,400	[1]	Amazon.com, Inc.	$25,972,702
2,129,474	[1,2,3]	Central European Media Enterprises Ltd., Class A	5,834,759
34,339	[1,2,3,4]	Central European Media Enterprises Ltd., Rights	1,254,747
29,000	[1]	Chipotle Mexican Grill, Inc.	14,456,500
595,200		Johnson Controls, Inc.	26,867,328
391,400		Las Vegas Sands Corp.	30,971,482
587,000	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	20,063,660
20	[1,4]	New Cotai LLC/Capital	722,427
22,725	[1]	Priceline.com, Inc.	26,309,869
144,400		Ralph Lauren Corp.	21,857,828
378,100		Starbucks Corp.	26,701,422
177,600		Walt Disney Co.	14,090,784
163,300		Whirlpool Corp.	25,046,954
		TOTAL	240,150,462
		Consumer Staples—2.7%
771,500	[1]	Sprouts Farmers Market, Inc.	24,664,855
285,000		Whole Foods Market, Inc.	14,164,500
		TOTAL	38,829,355
		Energy—6.3%
459,700		Halliburton Co.	28,993,279
423,500		Noble Energy, Inc.	30,398,830
363,600		Phillips 66	30,258,792
		TOTAL	89,650,901
		Financials—11.3%
842,600		American International Group, Inc.	44,767,338
95,000		BlackRock, Inc.	28,595,000
387,000		Capital One Financial Corp.	28,599,300
517,000		JPMorgan Chase & Co.	28,941,660
587,500		Wells Fargo & Co.	29,163,500
		TOTAL	160,066,798
		Health Care—22.8%
143,500	[1]	Actavis, Inc.	29,321,355
215,000		Allergan, Inc.	35,655,600
100,000	[1]	Biogen Idec, Inc.	28,712,000
405,300	[1]	Gilead Sciences, Inc.	31,811,997
Semi-Annual Shareholder Report
2

Shares			Value
		Common Stocks—continued
		Health Care—continued
211,600	[1]	Illumina, Inc.	$28,745,860
704,000	[1]	Incyte Genomics, Inc.	34,186,240
320,400	[1]	Pharmacyclics, Inc.	30,303,432
553,552	[1,2]	Premier, Inc.	16,606,560
100,700	[1]	Regeneron Pharmaceuticals, Inc.	29,896,823
577,500		Shire Ltd.	32,937,207
212,400		Thermo Fisher Scientific, Inc.	24,213,600
		TOTAL	322,390,674
		Industrials—11.4%
375,000		Eaton Corp. PLC	27,240,000
710,000		Expeditors International Washington, Inc.	29,280,400
275,000		Kansas City Southern Industries, Inc.	27,742,000
201,500		Kuehne & Nagel International AG	27,519,941
415,000	[1]	Osram Licht AG	21,723,046
430,000		PACCAR, Inc.	27,511,400
		TOTAL	161,016,787
		Information Technology—21.8%
420,000		Amadeus IT Holding SA	17,454,380
29,500		Apple, Inc.	17,407,655
435,000	[1]	Citrix Systems, Inc.	25,799,850
293,500	[1]	eBay, Inc.	15,212,105
485,000	[1]	Facebook, Inc.	28,993,300
21,800	[1]	Google, Inc., Class A	11,660,384
21,800	[1]	Google, Inc., Class C	11,481,188
305,200		Mastercard, Inc.	22,447,460
1,286,700	[1]	Micron Technology, Inc.	33,608,604
576,000	[1]	NXP Semiconductors NV	34,341,120
496,500	[1]	Salesforce.com, Inc.	25,644,225
268,000	[1,3]	VMware, Inc., Class A	24,792,680
555,650	[1]	Vantiv, Inc.	17,086,238
113,400		Visa, Inc., Class A	22,975,974
		TOTAL	308,905,163
		Materials—4.2%
325,450		LyondellBasell Industries NV	30,104,125
146,300		Sherwin-Williams Co.	29,236,592
		TOTAL	59,340,717
		Telecommunication Services—2.9%
341,600		Crown Castle International Corp.	24,844,568
Semi-Annual Shareholder Report
3

Shares			Value
		Common Stocks—continued
		Telecommunication Services—continued
550,000	[1]	T-Mobile US, Inc.	$16,109,500
		TOTAL	40,954,068
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,197,777,831)	1,421,304,925
		INVESTMENT COMPANY—2.9%
40,325,862	[2,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	40,325,862
		TOTAL INVESTMENTS—103.3% (IDENTIFIED COST $1,238,103,693)[7]	1,461,630,787
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[8]	(46,024,219)
		TOTAL NET ASSETS—100%	$1,415,606,568
1	Non-income-producing security.
2	Affiliated company or holding.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,172,788,158	$—	$722,427	$1,173,510,585
International	246,539,593	—	1,254,747	247,794,340
Investment Company	40,325,862	—	—	40,325,862
TOTAL SECURITIES	$1,459,653,613	$—	$1,977,174	$1,461,630,787
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.13	$12.22	$11.07	$10.53	$8.69	$6.88
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	0.09[1]	0.05[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.83	4.27	1.64	0.63	1.75	1.78
TOTAL FROM INVESTMENT OPERATIONS	0.80	4.23	1.60	0.59	1.84	1.83
Less Distributions:
Distributions from net investment income	—	—	—	(0.05)	(0.00)[2]	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.32)	(0.45)	(0.05)	(0.00)[2]	(0.02)
Net Asset Value, End of Period	$16.58	$16.13	$12.22	$11.07	$10.53	$8.69
Total Return[3]	4.96%	35.44%	15.08%	5.63%	21.18%	26.68%
Ratios to Average Net Assets:
Net expenses	1.21%[4,5]	1.50%[5]	1.50%	1.50%[5]	1.50%[5]	1.50%[5]
Net investment income (loss)	(0.36)%[4]	(0.27)%	(0.34)%	(0.37)%	0.94%	0.67%
Expense waiver/reimbursement[6]	0.19%[4]	0.44%	0.49%	0.56%	0.75%	1.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$496,999	$365,693	$142,229	$140,128	$89,815	$60,203
Portfolio turnover	32%	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.21%, 1.50%, 1.50%, 1.49% and 1.50% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.48	$11.84	$10.82	$10.33	$8.60	$6.85
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.15)[1]	(0.13)[1]	(0.13)[1]	0.01[1]	(0.01)[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.80	4.11	1.60	0.62	1.72	1.76
TOTAL FROM INVESTMENT OPERATIONS	0.71	3.96	1.47	0.49	1.73	1.75
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	(0.32)	(0.45)	—	—	—
Net Asset Value, End of Period	$15.84	$15.48	$11.84	$10.82	$10.33	$8.60
Total Return[2]	4.58%	34.27%	14.20%	4.74%	20.12%	25.55%
Ratios to Average Net Assets:
Net expenses	1.99%[3,4]	2.33%[4]	2.34%	2.33%[4]	2.34%[4]	2.32%[4]
Net investment income (loss)	(1.14)%[3]	(1.08)%	(1.15)%	(1.20)%	0.14%	(0.12)%
Expense waiver/reimbursement[5]	0.16%[3]	0.35%	0.40%	0.48%	0.68%	1.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$232,459	$181,073	$81,269	$69,810	$47,002	$32,721
Portfolio turnover	32%	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.99%, 2.33%, 2.33%, 2.33% and 2.31% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.74	$11.97	$10.91	$10.40	$8.63	$6.87
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.10)[1]	(0.09)[1]	(0.07)[1]	0.08[1]	0.01[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.81	4.19	1.60	0.61	1.69	1.78
TOTAL FROM INVESTMENT OPERATIONS	0.75	4.09	1.51	0.54	1.77	1.79
Less Distributions:
Distributions from net investment income	—	—	—	(0.03)	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.32)	(0.45)	(0.03)	—	(0.03)
Net Asset Value, End of Period	$16.14	$15.74	$11.97	$10.91	$10.40	$8.63
Total Return[3]	4.76%	35.00%	14.46%	5.20%	20.51%	26.12%
Ratios to Average Net Assets:
Net expenses	1.58%[4,5]	1.93%[5]	1.95%	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(0.72)%[4]	(0.76)%	(0.77)%	(0.65)%	0.88%	0.06%
Expense waiver/reimbursement[6]	0.22%[4]	0.40%	0.44%	0.55%	0.71%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,688	$66,543	$19,688	$16,393	$1,901	$332
Portfolio turnover	32%	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.58%,1.93%, 1.95%, 1.94% and 1.95% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.30	$12.32	$11.13	$10.58	$8.73	$6.90
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.01)[1]	(0.01)[1]	0.16[1]	0.07[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.85	4.31	1.65	0.63	1.70	1.79
TOTAL FROM INVESTMENT OPERATIONS	0.84	4.30	1.64	0.62	1.86	1.86
Less Distributions:
Distributions from net investment income	—	—	—	(0.07)	(0.01)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	(0.32)	(0.45)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.32)	(0.45)	(0.07)	(0.01)	(0.03)
Net Asset Value, End of Period	$16.79	$16.30	$12.32	$11.13	$10.58	$8.73
Total Return[3]	5.16%	35.72%	15.37%	5.89%	21.38%	27.13%
Ratios to Average Net Assets:
Net expenses	0.96%[4,5]	1.25%[5]	1.25%	1.25%[5]	1.25%[5]	1.25%[5]
Net investment income (loss)	(0.11)%[4]	(0.07)%	(0.07)%	(0.10)%	1.62%	0.95%
Expense waiver/reimbursement[6]	0.18%[4]	0.41%	0.45%	0.52%	0.68%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$531,606	$365,715	$106,055	$93,222	$54,905	$15,931
Portfolio turnover	32%	114%	94%	128%	69%	170%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.96%,1.25%, 1.25%, 1.24% and 1.25% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 4/30/2014[1]
Net Asset Value, Beginning of Period	$16.81
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]
Net realized and unrealized loss on investments and foreign currency transactions	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	(0.02)
Net Asset Value, End of Period	$16.79
Total Return[4]	(0.12)%
Ratios to Average Net Assets:
Net expenses	0.78%[5]
Net investment income (loss)	(0.27)%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$85,855
Portfolio turnover	32%[7]
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to April 30, 2014.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratio shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended April 30, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $26,886,023 of securities loaned, $40,325,862 of investment in an affiliated holding and $23,696,066 of investment in affiliated companies (Note 4) (identified cost $1,238,103,693)		$1,461,630,787
Cash		1,904,709
Cash denominated in foreign currencies (identified cost $4,493)		4,513
Income receivable		266,799
Receivable for shares sold		6,663,392
Other assets		8,936
TOTAL ASSETS		1,470,479,136
Liabilities:
Payable for investments purchased	$23,128,243
Payable for shares redeemed	4,303,767
Payable for collateral due to broker for securities lending	26,929,975
Payable for distribution services fee (Note 4)	166,724
Payable for shareholder services fee (Note 4)	265,420
Accrued expenses (Note 4)	78,439
TOTAL LIABILITIES		54,872,568
Net assets for 85,674,881 shares outstanding		$1,415,606,568
Net Assets Consist of:
Paid-in capital		$1,165,704,085
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		223,527,124
Accumulated net realized gain on investments and foreign currency transactions		28,877,682
Accumulated net investment income (loss)		(2,502,323)
TOTAL NET ASSETS		$1,415,606,568
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($496,998,511 ÷ 29,970,458 shares outstanding), no par value, unlimited shares authorized	$16.58
Offering price per share (100/94.50 of $16.58)	$17.54
Redemption proceeds per share	$16.58
Class C Shares:
Net asset value per share ($232,458,903 ÷ 14,671,219 shares outstanding), no par value, unlimited shares authorized	$15.84
Offering price per share	$15.84
Redemption proceeds per share (99.00/100 of $15.84)	$15.68
Class R Shares:
Net asset value per share ($68,687,780 ÷ 4,254,742 shares outstanding), no par value, unlimited shares authorized	$16.14
Offering price per share	$16.14
Redemption proceeds per share	$16.14
Institutional Shares:
Net asset value per share ($531,606,419 ÷ 31,665,097 shares outstanding), no par value, unlimited shares authorized	$16.79
Offering price per share	$16.79
Redemption proceeds per share	$16.79
Class R6 Shares:
Net asset value per share ($85,854,955 ÷ 5,113,365 shares outstanding), no par value, unlimited shares authorized	$16.79
Offering price per share	$16.79
Redemption proceeds per share	$16.79
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $23,213 received from an affiliated holding (Note 4) and net of foreign taxes withheld of $26,507)			$5,042,843
Interest (including income on securities loaned of $47,897)			50,293
TOTAL INCOME			5,093,136
Expenses:
Investment adviser fee (Note 4)		$5,659,018
Administrative fee (Note 4)		469,871
Custodian fees		43,395
Transfer agent fee (Note 2)		554,894
Directors'/Trustees' fees (Note 4)		1,610
Auditing fees		19,514
Legal fees		4,743
Portfolio accounting fees		84,249
Distribution services fee (Note 4)		956,420
Shareholder services fee (Note 4)		811,695
Account administration fee (Note 2)		970
Share registration costs		63,167
Printing and postage		26,884
Miscellaneous (Note 4)	5,686
TOTAL EXPENSES		8,702,116
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(958,538)
Waiver of distribution services fee (Note 4)	(17,219)
Reimbursement of transfer agent fee (Note 2)	(113,250)
Fees paid indirectly from directed brokerage arrangements (Note 5)	(17,650)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,106,657)
Net expenses			7,595,459
Net investment income (loss)			(2,502,323)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			32,131,541
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			16,965,734
Net realized and unrealized gain on investments and foreign currency transactions			49,097,275
Change in net assets resulting from operations			$46,594,952
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,502,323)	$(2,228,042)
Net realized gain on investments and foreign currency transactions	32,131,541	24,885,045
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	16,965,734	148,520,197
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,594,952	171,177,200
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(8,670,116)	(3,685,824)
Class C Shares	(4,381,245)	(2,165,169)
Class R Shares	(1,474,660)	(525,006)
Institutional Shares	(8,908,655)	(2,712,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,434,676)	(9,088,257)
Share Transactions:
Proceeds from sale of shares	570,384,753	635,937,100
Net asset value of shares issued to shareholders in payment of distributions declared	19,553,826	7,229,411
Cost of shares redeemed	(176,515,914)	(175,472,815)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	413,422,665	467,693,696
Change in net assets	436,582,941	629,782,639
Net Assets:
Beginning of period	979,023,627	349,240,988
End of period (including accumulated net investment income (loss) of $(2,502,323) and $0, respectively)	$1,415,606,568	$979,023,627
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
The Fund commenced offering Class R6 Shares on December 30, 2013.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$202,003	$(70,035)	$970
Class C Shares	92,620	—	—
Class R Shares	77,209	(1,523)	—
Institutional Shares	183,062	(41,692)	—
TOTAL	$554,894	$(113,250)	$970
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$26,886,023	$26,929,975
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(3,235)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,605,482	$160,048,958	15,730,873	$223,269,485
Shares issued to shareholders in payment of distributions declared	490,758	8,156,394	280,464	3,404,045
Shares redeemed	(2,802,000)	(46,655,486)	(4,977,997)	(70,003,346)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,294,240	$121,549,866	11,033,340	$156,670,184

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,657,900	$58,488,146	6,079,086	$84,121,406
Shares issued to shareholders in payment of distributions declared	204,539	3,256,263	129,157	1,515,933
Shares redeemed	(886,626)	(14,155,328)	(1,379,291)	(18,510,110)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,975,813	$47,589,081	4,828,952	$67,127,229

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	623,102	$10,124,745	4,275,661	$65,117,040
Shares issued to shareholders in payment of distributions declared	89,344	1,446,491	44,144	524,735
Shares redeemed	(686,259)	(11,175,887)	(1,735,358)	(23,309,578)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	26,187	$395,349	2,584,447	$42,332,197

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,415,848	$227,361,070	18,238,307	$263,429,169
Shares issued to shareholders in payment of distributions declared	398,256	6,694,678	145,724	1,784,698
Shares redeemed	(4,582,035)	(77,402,797)	(4,562,029)	(63,649,781)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,232,069	$156,652,951	13,822,002	$201,564,086
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	Period Ended 4/30/2014[1]		Year Ended 10/31/2013
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,737,656	$114,361,834	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,624,291)	(27,126,416)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,113,365	$87,235,418	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	24,641,674	$413,422,665	32,268,741	$467,693,696
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to April 30, 2014.
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $1,238,103,693. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $223,527,094. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,644,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,117,133.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 30, 2013, the annual advisory fee was 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $909,023 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2014, the Sub-Adviser earned a fee of $4,666,208.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$784,227	$—
Class R Shares	172,193	(17,219)
TOTAL	$956,420	$(17,219)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $342,882 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $144,699 in sales charges from the sale of Class A Shares. FSC also retained $1,625 of CDSC relating to redemptions of Class A Shares and $30,299 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$550,286
Class C Shares	261,409
TOTAL	$811,695
For the six months ended April 30, 2014, FSSC received $8,392 of fees paid by the Fund.
Expense Limitation
Effective December 30, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.87%, 1.48%, 0.84% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $4,186,080, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated Funds, has ownership of at least 5% of the voting shares. Transactions with an affiliated company during the six months ended April 30, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend Income
Central European Media Enterprises Ltd., Class A	2,129,474	—	—	2,129,474	$5,834,759	—
Central European Media Enterprises Ltd., Rights	—	34,339	—	34,339	$1,254,747	—
Premier, Inc.	—	553,552	—	553,552	$16,606,560	—
TOTAL OF AFFILIATED COMPANIES	2,129,474	587,891	—	2,717,365	$23,696,066	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $49,515. Transactions involving the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	56,689,174
Purchases/Additions	561,107,859
Sales/Reductions	(577,471,171)
Balance of Shares Held 4/30/2014	40,325,862
Value	$40,325,862
Dividend Income	$23,213
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2014, the Fund's expenses were reduced by $17,650 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$835,107,607
Sales	$374,579,859
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,049.60	$6.15[2]
Class C Shares	$1,000	$1,045.80	$10.09
Class R Shares	$1,000	$1,047.60	$8.02
Institutional Shares	$1,000	$1,051.60	$4.88[3]
Class R6 Shares	$1,000	$998.80	$2.58[4]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.79	$6.06[2]
Class C Shares	$1,000	$1,014.93	$9.94
Class R Shares	$1,000	$1,016.96	$7.90
Institutional Shares	$1,000	$1,020.03	$4.81[3]
Class R6 Shares	$1,000	$1,020.93	$3.91[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class C Shares	1.99%
Class R Shares	1.58%
Institutional Shares	0.96%
Class R6 Shares	0.78%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.09% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.54 and $5.46, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.84% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.27 and $4.21, respectively.
4	“Actual” expense information for the Fund's Class R6 Shares is for the period from December 30, 2013 (date of initial investment) to April 30, 2014. Actual expenses are equal to the Fund's annualized net expense ratio of 0.78%, multiplied by 121/365 (to reflect the period from initial investment to April 30, 2014). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2013
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
29

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
Semi-Annual Shareholder Report
30

how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Semi-Annual Shareholder Report
31

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
32

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	26.3%
Information Technology	21.6%
Consumer Discretionary	20.3%
Industrials	16.8%
Financials	5.4%
Materials	4.6%
Energy	1.3%
Consumer Staples	1.1%
Telecommunication Services	1.1%
Utilities	0.5%
Securities Lending Collateral[2]	6.5%
Cash Equivalents[3]	0.2%
Other Assets and Liabilities—Net[4]	(5.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		Common Stocks—98.4%
		Consumer Discretionary—20.3%
178,700	[1]	2U, Inc.	$2,666,204
151,600		AMC Entertainment Holdings, Inc.	3,508,024
36,700	[1]	ASOS PLC	2,648,352
297,200		Arezzo Industria e Comercio SA	3,321,549
69,800	[1]	Brunello Cucinelli SpA	2,004,526
15,800	[1]	Buffalo Wild Wings, Inc.	2,308,696
82,800		CBS Outdoor Americas, Inc.	2,426,040
2,415,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	6,617,100
38,944	[1,2,3,4]	Central European Media Enterprises Ltd., Rights	1,423,014
315,000		Clubcorp Holdings, Inc.	5,934,600
82,400	[1,3]	Container Store Group, Inc.	2,273,416
461,600	[1]	Del Frisco's Restaurant Group LLC	12,006,216
56,900		Dick's Sporting Goods, Inc.	2,996,354
55,800	[1]	Five Below, Inc.	2,249,298
489,300		International Meal Co. Holdings SA	3,862,173
177,700	[1]	La Quinta Holdings, Inc.	2,983,583
144,474	[1]	Malibu Boats, Inc.	3,215,991
187,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	6,419,004
384,500	[1,5,6]	Merlin Entertainments PLC	2,319,554
52,275	[1]	Moncler SpA	918,875
6,028,100		NagaCorp Limited	5,481,540
94,200		National CineMedia, Inc.	1,430,898
111,500	[1]	Nord Anglia Education, Inc.	2,213,275
112,500	[1]	RetailMeNot, Inc.	3,353,625
293,900		Salvatore Ferragamo Italia SpA	9,300,594
4,631,000		Samsonite International SA	14,723,963
85,000	[1]	Shutterfly, Inc.	3,479,050
106,067		Six Flags Entertainment Corp.	4,257,529
521,764	[1,2]	Tower International, Inc.	14,510,257
59,800		Vail Resorts, Inc.	4,139,954
49,400	[1]	Vince Holding Corp.	1,358,994
202,000	[1]	Yoox SpA	7,241,520
117,500	[1,3]	Zoe's Kitchen, Inc.	3,136,075
55,300	[1,3]	Zulily, Inc., Class A	2,351,356
		TOTAL	149,081,199
Semi-Annual Shareholder Report
2

Shares			Value
		Common Stocks—continued
		Consumer Staples—1.1%
283,600	[1,3]	Amira Nature Food Ltd.	$4,412,816
112,400	[1]	Annie's, Inc.	3,654,124
		TOTAL	8,066,940
		Energy—1.3%
90,200	[1]	Carrizo Oil & Gas, Inc.	4,962,804
1,000,000	[1,3]	Gevo, Inc.	1,030,000
56,900	[3]	Vermilion Energy, Inc.	3,786,065
		TOTAL	9,778,869
		Financials—5.4%
63,900	[1]	Affiliated Managers Group	12,664,980
94,000		Artisan Partners Asset Management, Inc.	5,458,580
1,487,000		Concentradora Fibra Hotelera Mexicana SA de CV	2,456,217
149,200		Cyrusone, Inc.	2,984,000
304,600		EverBank Financial Corp.	5,702,112
235,800	[1]	Marcus & Millichap Co., Inc.	3,897,774
77,800		Re/Max Holdings, Inc.	2,195,516
276,700	[1,3]	Walker & Dunlop, Inc.	4,338,656
		TOTAL	39,697,835
		Health Care—25.7%
108,900	[1,3]	Agios Pharmaceuticals, Inc.	4,580,334
325,700	[1,2]	Alexza Pharmaceuticals, Inc.	1,390,739
178,400	[1]	Alkermes, Inc.	8,252,784
1,322,300	[1]	AspenBio Pharma, Inc.	2,763,607
193,500	[1]	AtriCure, Inc.	2,979,900
906,900	[1,2]	BioDelivery Sciences International, Inc.	8,080,479
3,820,121	[1]	Cardica, Inc.	4,087,530
1,535,000	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	3,192,800
117,700	[1]	Chindex International, Inc.	2,804,791
1,245,000	[1,2]	Corcept Therapeutics, Inc.	5,502,900
164,800	[1]	Cubist Pharmaceuticals, Inc.	11,545,888
413,300	[1,2]	Dexcom, Inc.	13,407,452
221,400	[1,2]	Dyax Corp.	1,463,454
16,450,000	[1,2]	Dynavax Technologies Corp.	26,813,500
326,500	[1,2]	Egalet Corp.	3,774,340
29,400	[1]	GW Pharmaceuticals PLC, ADR	2,149,140
144,100	[1]	Galapagos NV	3,118,706
96,000	[1]	Insulet Corp.	3,612,480
147,700	[1]	InterMune, Inc.	4,738,216
Semi-Annual Shareholder Report
3

Shares			Value
		Common Stocks—continued
		Health Care—continued
54,000	[1]	MacroGenics, Inc.	$1,076,760
122,900	[1]	Masimo Corp.	3,288,804
18,382	[1]	Medidata Solutions, Inc.	667,450
605,000	[1,2]	Nektar Therapeutics	7,120,850
174,200	[1]	NuVasive, Inc.	5,872,282
2,000,100	[1,2]	Progenics Pharmaceuticals, Inc.	7,060,353
1,304,000	[1,2,3]	Protalix Biotherapeutics, Inc.	5,281,200
63,300	[1]	Puma Biotechnology, Inc.	4,781,682
139,100	[1]	Repligen Corp.	2,204,735
75,000	[1]	Salix Pharmaceuticals Ltd.	8,250,000
45,700	[1]	Seattle Genetics, Inc.	1,758,536
125,000	[1]	Staar Surgical Co.	2,126,250
176,700	[1]	Sunesis Pharmaceuticals, Inc.	906,471
456,300	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	1,870,830
67,000	[1]	Ultragenyx Pharmaceutical, Inc.	2,598,260
78,600	[1,2]	Veeva Systems, Inc.	1,509,906
184,000	[1]	Veracyte, Inc.	2,357,040
61,800	[1,3]	Versartis, Inc.	1,883,046
358,700	[1]	Zeltiq Aesthetics, Inc.	6,560,623
2,868,000	[1,2,3]	Zogenix, Inc.	6,997,920
		TOTAL	188,432,038
		Industrials—16.8%
267,800		Air Lease Corp.	9,605,986
18,010,000		Aramex PJSC	15,396,725
135,000		Chicago Bridge & Iron Co., NV	10,809,450
168,500	[1]	Continental Building Products, Inc.	2,864,500
465,000		DSV, De Sammensluttede Vognmad AS	15,514,405
800,000	[1,5]	Dorian LPG Ltd.	3,095,402
160,900	[1]	Echo Global Logistics, Inc.	3,147,204
119,200		Fortune Brands Home & Security, Inc.	4,750,120
134,200	[1]	H&E Equipment Services, Inc.	5,173,410
101,500		ITT Corp.	4,378,710
1,155,113	[1,2]	Innovative Solutions and Support, Inc.	7,773,911
210,200		KAR Auction Services, Inc.	6,259,756
112,400		Kaman Corp., Class A	4,717,428
1,664,200		Louis XIII Holdings Ltd.	1,652,834
128,600	[1]	MOOG, Inc., Class A	8,416,870
298,000	[1]	Stock Building Supply Holdings, Inc.	5,158,380
Semi-Annual Shareholder Report
4

Shares			Value
		Common Stocks—continued
		Industrials—continued
104,400	[1]	Teledyne Technologies, Inc.	$9,694,584
149,300	[1]	Tutor Perini Corp.	4,419,280
		TOTAL	122,828,955
		Information Technology—21.6%
193,333	[1]	Aerohive Networks, Inc.	2,004,863
145,300	[1]	Amber Road, Inc.	1,935,396
61,880	[1]	Borderfree, Inc.	927,581
325,000	[1,3]	BroadSoft, Inc.	8,248,500
159,465	[1]	CalAmp Corp.	2,830,504
181,943	[1]	Callidus Software, Inc.	1,736,646
482,600	[1]	Ceragon Networks Ltd.	1,298,194
153,550	[1]	ChannelAdvisor Corp.	4,029,152
4,017,000	[1,2]	Cinedigm Corp.	10,042,500
260,000	[1]	Commvault Systems, Inc.	12,584,000
40,700	[1]	CoStar Group, Inc.	6,548,223
99,112	[1]	Cvent, Inc.	2,728,553
64,300	[1]	Demandware, Inc.	3,191,209
109,300	[1]	E2open, Inc.	1,887,611
273,000	[1]	Envestnet, Inc.	10,060,050
15,407	[1]	Exa Corp.	166,242
48,000	[1,3]	Fireeye, Inc.	1,884,480
148,533	[1]	Fleetmatics Group PLC	4,460,446
193,000	[1,3]	GrubHub, Inc.	5,973,350
50,000	[1]	Infoblox, Inc.	981,000
115,000	[1,3]	Jinkosolar Holding Co, Ltd., ADR	3,093,500
127,724	[1]	Luxoft Holding, Inc.	3,447,271
121,000		Marchex, Inc., Class B	1,119,250
65,300	[1]	Marketo, Inc.	1,772,242
481,950	[1]	Mattson Technology, Inc.	959,080
55,100	[1]	Measurement Specialties, Inc.	3,545,685
199,750	[1,2]	Mediabistro, Inc.	227,715
230,800	[1]	Microsemi Corp.	5,428,416
213,300	[1]	Moneygram International, Inc.	2,815,560
189,600	[1]	NIC, Inc.	3,477,264
145,000	[1]	Nimble Storage, Inc,	3,574,250
99,131	[1]	Q2 Holdings, Inc.	1,217,329
496,300	[1,2]	RADWARE Ltd.	8,203,839
543,800		RDA Microelectronics, Inc., ADR	9,173,906
Semi-Annual Shareholder Report
5

Shares			Value
		Common Stocks—continued
		Information Technology—continued
181,300	[1]	Rubicon Project, Inc./The	$2,605,281
72,600	[1]	Rubicon Technology, Inc.	735,438
265,200	[1]	Sapiens International Corp. NV	2,087,124
35,300	[1]	SciQuest, Inc.	846,494
262,200	[1]	Synacor, Inc.	621,414
144,600	[1]	Synchronoss Technologies, Inc.	4,401,624
542,600		Telecity Group PLC	6,568,619
88,500		Tessera Technologies, Inc.	1,940,805
204,454	[1,2,3]	Textura Corp.	3,641,326
48,800	[1]	Varonis Systems, Inc.	1,233,176
22,225	[1,3]	Zillow, Inc.	2,415,857
		TOTAL	158,670,965
		Materials—4.6%
155,930	[1]	Boise Cascade Co.	3,901,368
230,800	[1]	Caesar Stone SDOT Yam Ltd.	12,043,144
722,000	[1]	Cemex Latam Hldgs SA	6,666,078
244,800	[2]	US Silica Holdings, Inc.	11,057,616
		TOTAL	33,668,206
		Telecommunication Services—1.1%
228,900	[1]	inContact, Inc.	1,888,425
229,727	[1]	Premiere Global Services, Inc.	2,922,127
196,960	[1]	RingCentral, Inc.	2,985,914
		TOTAL	7,796,466
		Utilities—0.5%
88,600		ITC Holdings Corp.	3,275,542
		TOTAL COMMON STOCKS (IDENTIFIED COST $509,378,311)	721,297,015
		CORPORATE BOND—0.1%
		Health Care—0.1%
635,000	[2,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $635,000)	635,572
		Warrants—0.5%
		Energy—0.0%
966,936	[1]	Syntroleum Corp., Warrants	204,701
		Health Care—0.5%
1,925,000	[1,2]	Alexza Pharmaceuticals, Inc., Warrants	730,922
121,142	[1,2]	Corcept Therapeutics, Inc., Warrants	260,480
446,014	[1,2]	Dynavax Technologies Corp., Warrants	261,632
Semi-Annual Shareholder Report
6

Shares			Value
		Warrants—continued
		Health Care—continued
257,688	[1,2]	Threshold Pharmaceuticals, Inc., Warrants	$539,006
1,046,250	[1,2]	Zogenix, Inc., Warrants	1,849,142
		TOTAL	3,641,182
		TOTAL WARRANTS (IDENTIFIED COST $103,106)	3,845,883
		INVESTMENT COMPANY—6.7%
49,409,262	[2,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	49,409,262
		TOTAL INVESTMENTS—105.7% (IDENTIFIED COST $559,525,679)[9]	775,187,732
		OTHER ASSETS AND LIABILITIES - NET—(5.7)%[10]	(42,140,284)
		TOTAL NET ASSETS—100%	$733,047,448
1	Non-income-producing security.
2	Affiliated companies and holdings.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $6,050,528, which represented 0.8% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $2,955,126, which represented 0.4% of total net assets.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$528,210,713	$—	$—	$528,210,713
International	191,663,288[1]	—	1,423,014	193,086,302
Debt Securities:
Corporate Bonds	—	635,572	—	635,572
Warrants	—	3,845,883	—	3,845,883
Investment Company	49,409,262	—	—	49,409,262
TOTAL SECURITIES	$769,283,263	$4,481,455	$1,423,014	$775,187,732
1	Includes $80,369,167 of international common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.88	$25.26	$23.24	$24.36	$17.85	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.26)[1]	(0.26)[1]	(0.29)[1]	(0.05)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28	6.50	3.94	(0.83)	6.56	2.75
TOTAL FROM INVESTMENT OPERATIONS	2.11	6.24	3.68	(1.12)	6.51	2.66
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(4.95)	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$27.04	$29.88	$25.26	$23.24	$24.36	$17.85
Total Return[2]	6.55%	26.65%	17.00%	(4.60)%	36.47%	17.51%
Ratios to Average Net Assets:
Net expenses	1.95%[3,4]	1.95%[4]	1.95%[4]	1.95%	1.95%	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.95%[3]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.16)%[3]	(0.97)%	(1.09)%	(1.15)%	(0.24)%	(0.58)%
Expense waiver/reimbursement[5]	0.27%[3]	0.32%	0.35%	0.36%	0.36%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$483,295	$463,557	$525,581	$687,567	$919,029	$709,757
Portfolio turnover	31%	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.93	$23.84	$22.14	$23.34	$17.19	$14.71
Income From Investment Operations:
Net investment income (loss)	(0.23)[1]	(0.37)[1]	(0.37)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.14	6.08	3.73	(0.79)	6.31	2.65
TOTAL FROM INVESTMENT OPERATIONS	1.91	5.71	3.36	(1.20)	6.15	2.48
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(4.95)	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$24.89	$27.93	$23.84	$22.14	$23.34	$17.19
Total Return[2]	6.26%	25.97%	16.36%	(5.14)%	35.78%	16.86%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[3]	2.50%[3]	2.50%	2.50%	2.50%[3]
Net expenses excluding dividends and other expenses related to short sales	2.50%[4]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.72)%[4]	(1.51)%	(1.64)%	(1.69)%	(0.82)%	(1.11)%
Expense waiver/reimbursement[5]	0.29%[4]	0.33%	0.35%	0.32%	0.33%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,888	$36,591	$42,298	$61,010	$82,726	$76,876
Portfolio turnover	31%	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.93	$23.84	$22.14	$23.34	$17.19	$14.71
Income From Investment Operations:
Net investment income (loss)	(0.23)[1]	(0.38)[1]	(0.38)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.14	6.09	3.74	(0.79)	6.31	2.65
TOTAL FROM INVESTMENT OPERATIONS	1.91	5.71	3.36	(1.20)	6.15	2.48
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(4.95)	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$24.89	$27.93	$23.84	$22.14	$23.34	$17.19
Total Return[2]	6.26%	25.97%	16.36%	(5.14)%	35.78%	16.86%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%	2.50%	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.72)%[3]	(1.54)%	(1.65)%	(1.68)%	(0.80)%	(1.12)%
Expense waiver/reimbursement[5]	0.23%[3]	0.27%	0.27%	0.28%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,050	$180,147	$160,295	$172,922	$208,270	$175,955
Portfolio turnover	31%	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.91	$25.26	$23.24	$24.36	$17.85	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.25)[1]	(0.27)[1]	(0.29)[1]	(0.04)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28	6.52	3.95	(0.83)	6.55	2.75
TOTAL FROM INVESTMENT OPERATIONS	2.12	6.27	3.68	(1.12)	6.51	2.66
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(4.95)	(1.62)	(1.66)	—	—	—
Net Asset Value, End of Period	$27.08	$29.91	$25.26	$23.24	$24.36	$17.85
Total Return[2]	6.58%	26.77%	17.00%	(4.60)%	36.47%	17.51%
Ratios to Average Net Assets:
Net expenses	1.88%[3,4]	1.90%[4]	1.95%[4]	1.95%	1.95%	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.88%	1.90%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.10)%[3]	(0.93)%	(1.10)%	(1.14)%	(0.21)%	(0.58)%
Expense waiver/reimbursement[5]	0.42%[3]	0.44%	0.44%	0.45%	0.45%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,814	$34,056	$31,485	$27,715	$35,515	$25,955
Portfolio turnover	31%	66%	44%	55%	68%	90%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.88%, 1.90%, 1.95% and 1.95% for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $41,806,759 of securities loaned, $49,409,262 of investment in an affiliated holding and $161,240,755 of investment in affiliated companies (Note 5) (identified cost $559,525,679)		$775,187,732
Cash		934,342
Cash denominated in foreign currencies (identified cost $60,776)		60,679
Income receivable		624,693
Receivable for investments sold		2,631,502
Receivable for shares sold		3,760,606
TOTAL ASSETS		783,199,554
Liabilities:
Payable for investments purchased	$606,404
Payable for shares redeemed	874,477
Payable for collateral due to broker for securities lending	47,880,480
Payable for Directors'/Trustees' fees (Note 5)	636
Payable for distribution services fee (Note 5)	223,625
Payable for shareholder services fee (Note 5)	311,763
Accrued expenses (Note 5)	254,721
TOTAL LIABILITIES		50,152,106
Net assets for 27,791,400 shares outstanding		$733,047,448
Net Assets Consist of:
Paid-in capital		$467,958,481
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		215,662,231
Accumulated net realized gain on investments and foreign currency transactions		54,482,326
Accumulated net investment income (loss)		(5,055,590)
TOTAL NET ASSETS		$733,047,448
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($483,295,085 ÷ 17,873,830 shares outstanding), no par value, unlimited shares authorized	$27.04
Offering price per share (100/94.50 of $27.04)	$28.61
Redemption proceeds per share	$27.04
Class B Shares:
Net asset value per share ($32,887,871 ÷ 1,321,400 shares outstanding), no par value, unlimited shares authorized	$24.89
Offering price per share	$24.89
Redemption proceeds per share (94.50/100 of $24.89)	$23.52
Class C Shares:
Net asset value per share ($181,050,386 ÷ 7,273,819 shares outstanding), no par value, unlimited shares authorized	$24.89
Offering price per share	$24.89
Redemption proceeds per share (99.00/100 of $24.89)	$24.64
Class R Shares:
Net asset value per share ($35,814,106 ÷ 1,322,351 shares outstanding), no par value, unlimited shares authorized	$27.08
Offering price per share	$27.08
Redemption proceeds per share	$27.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $1,908 received from an affiliated holding and $71,880 received from an affiliated company (Note 5) and net of foreign taxes withheld of $58,123)			$2,357,314
Interest (including income on securities loaned of $611,437)			645,178
TOTAL INCOME			3,002,492
Expenses:
Investment adviser fee (Note 5)		$5,429,680
Administrative fee (Note 5)		297,585
Custodian fees		119,999
Transfer agent fee (Note 2)		578,229
Directors'/Trustees' fees (Note 5)		1,166
Auditing fees		20,010
Legal fees		4,715
Portfolio accounting fees		75,552
Distribution services fee (Note 5)		1,568,976
Shareholder services fee (Note 5)		891,678
Account administration fee (Note 2)		4,306
Share registration costs		32,988
Printing and postage		42,004
Miscellaneous (Note 5)		9,625
TOTAL EXPENSES		9,076,513
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(452,469)
Waiver of distribution services fee (Note 5)	(171,038)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(391,586)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,970)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,019,063)
Net expenses			8,057,450
Net investment income (loss)			(5,054,958)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			57,144,314
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(6,068,066)
Net realized and unrealized gain on investments and foreign currency transactions			51,076,248
Change in net assets resulting from operations			$46,021,290
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,054,958)	$(8,538,856)
Net realized gain on investments and foreign currency transactions	57,144,314	131,506,160
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(6,068,066)	54,277,323
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,021,290	177,244,627
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(75,602,998)	(32,345,368)
Class B Shares	(6,255,615)	(2,734,537)
Class C Shares	(31,207,961)	(10,720,632)
Class R Shares	(5,740,684)	(1,987,209)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(118,807,258)	(47,787,746)
Share Transactions:
Proceeds from sale of shares	95,981,844	131,641,765
Net asset value of shares issued to shareholders in payment of distributions declared	108,523,115	43,968,490
Cost of shares redeemed	(113,022,817)	(350,375,212)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	91,482,142	(174,764,957)
Change in net assets	18,696,174	(45,308,076)
Net Assets:
Beginning of period	714,351,274	759,659,350
End of period (including accumulated net investment income (loss) of $(5,055,590) and $(632), respectively)	$733,047,448	$714,351,274
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report
17

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$350,791	$(250,861)	$3,924
Class B Shares	39,402	(31,970)	—
Class C Shares	147,173	(108,755)	382
Class R Shares	40,863	—	—
TOTAL	$578,229	$(391,586)	$4,306
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these
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transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $456 and $570, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$18,138

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(632)
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$41,806,759	$47,880,480
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,522,265	$73,613,087	3,909,562	$101,855,034
Shares issued to shareholders in payment of distributions declared	2,524,989	70,472,440	1,329,605	30,408,068
Shares redeemed	(2,689,220)	(78,326,769)	(10,532,642)	(283,811,384)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,358,034	$65,758,758	(5,293,475)	$(151,548,282)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	67,485	$1,826,711	116,587	$2,847,722
Shares issued to shareholders in payment of distributions declared	229,938	5,918,608	118,502	2,546,617
Shares redeemed	(286,291)	(7,704,578)	(699,188)	(17,166,874)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	11,132	$40,741	(464,099)	$(11,772,535)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	502,199	$13,296,343	637,088	$15,538,169
Shares issued to shareholders in payment of distributions declared	1,028,416	26,471,425	421,731	9,062,994
Shares redeemed	(707,155)	(19,239,955)	(1,332,233)	(32,691,123)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	823,460	$20,527,813	(273,414)	$(8,089,960)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	245,149	$7,245,703	432,214	$11,400,840
Shares issued to shareholders in payment of distributions declared	202,528	5,660,642	85,263	1,950,811
Shares redeemed	(263,991)	(7,751,515)	(625,048)	(16,705,831)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	183,686	$5,154,830	(107,571)	$(3,354,180)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,376,312	$91,482,142	(6,138,559)	$(174,764,957)
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4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $559,525,679. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $215,662,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $255,064,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,402,684.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $425,669 of its fee. In addition, an affiliate of the Adviser reimbursed $391,586 of transfer and dividend disbursing agent fees and expenses.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2014, the Sub-Adviser earned a fee of $4,477,104.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$621,101	$(115,179)
Class B Shares	138,450	—
Class C Shares	716,326	—
Class R Shares	93,099	(55,859)
TOTAL	$1,568,976	$(171,038)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $546,604 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $144,699 in sales charges from the sale of Class A Shares. FSC also retained $7,929, $9,046 and $13,987 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with
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management of Federated Investors, Inc. received $4,662 of Service Fees for the six months ended April 30, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$607,135
Class B Shares	46,150
Class C Shares	238,393
TOTAL	$891,678
For the six months ended April 30, 2014, FSSC received $48,740 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,098,439 and $2,925,263, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	332,400	—	(6,700)	325,700	$1,390,739	$—
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	$730,922	—
BioDelivery Sciences International, Inc.	280,000	650,000	(23,100)	906,900	$8,080,479	—
Catalyst Pharmaceutical Partners, Inc.	1,556,917	45,000	(66,917)	1,535,000	$3,192,800	—
Central European Media Enterprises Ltd., Class A	2,415,000	—	—	2,415,000	$6,617,100	—
Central European Media Enterprises Ltd., Rights	—	38,944	—	38,944	$1,423,014	—
Cinedigm Corp.	3,132,000	1,145,000	(260,000)	4,017,000	$10,042,500	—
*Cinedigm Digital Cinema Corp.	767,000	—	(767,000)	—	$—	—
Corcept Therapeutics, Inc.	987,353	277,647	(20,000)	1,245,000	$5,502,900	–
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	$260,480	—
Dexcom, Inc.	516,238	—	(102,938)	413,300	$13,407,452	—
Dyax Corp.	—	225,000	(3,600)	221,400	$1,463,454	—
Dynavax Technologies Corp.	17,119,600	400,000	(1,069,600)	16,450,000	$26,813,500	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	$261,632	—
Egalet Corp.	—	560,000	(233,500)	326,500	$3,774,340	—
*Gevo, Inc.	1,725,000	—	(725,000)	1,000,000	$1,030,000	—
Innovative Solutions and Support, Inc.	1,110,000	45,113	—	1,155,113	$7,773,911	—
Mediabistro, Inc.	249,750	—	(50,000)	199,750	$227,715	—
Nektar Therapeutics	416,600	238,800	(50,400)	605,000	$7,120,850	—
Progenics Pharmaceuticals, Inc.	1,910,000	104,800	(14,700)	2,000,100	$7,060,353	—
Protalix Biotherapeutics, Inc.	1,329,184	1,430	(26,614)	1,304,000	$5,281,200	—
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Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend Income
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	635,000	—	—	635,000	$635,572	—
RADWARE Ltd.	510,000	—	(13,700)	496,300	$8,203,839	—
*RDA Microelectronics, Inc., ADR	648,700	—	(104,900)	543,800	$9,173,906	—
*Synacor, Inc.	296,000	—	(33,800)	262,200	$621,414	—
Textura Corp.	193,300	11,154	—	204,454	$3,641,326	—
Threshold Pharmaceuticals, Inc., Class THL	675,912	—	(219,612)	456,300	$1,870,830	—
Threshold Pharmaceuticals, Inc., Warrants	257,688	—	—	257,688	$539,006	—
Tower International, Inc.	458,000	64,500	(736)	521,764	$14,510,257	—
US Silica Holdings, Inc.	274,400	58,600	(88,200)	244,800	$11,057,616	71,880
Veeva Systems, Inc.	—	81,000	(2,400)	78,600	$1,509,906	—
Zogenix, Inc.	2,558,954	582,099	(273,053)	2,868,000	$6,997,920	—
Zogenix, Inc., Warrants	1,046,250	—	—	1,046,250	$1,849,142	—
TOTAL OF AFFILIATED COMPANIES	43,893,402	4,529,087	(4,156,470)	44,266,019	$172,066,075	$71,880
*	At April 30, 2014, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $26,800. Transactions involving the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	37,962,632
Purchases/Additions	227,073,526
Sales/Reductions	(215,626,896)
Balance of Shares Held 4/30/2014	49,409,262
Value	$49,409,262
Dividend Income	$1,908
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6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2014, the Fund's expenses were reduced by $3,970 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$235,678,764
Sales	$268,694,413
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
11. SUBSEQUENT EVENTS
Effective June 27, 2014, the Adviser has agreed to contractually reduce the management fee from 1.425% to 1.30%. There is no change to the Expense Limitations as presented in Note 5 of this Semi-Annual Report under the heading Expense Limitation.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,065.50	$9.99
Class B Shares	$1,000	$1,062.60	$12.79
Class C Shares	$1,000	$1,062.60	$12.79
Class R Shares	$1,000	$1,065.80	$9.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class R Shares	$1,000	$1,015.47	$9.39
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.88%
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31

Evaluation and Approval of Advisory Contract–May 2013
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
Semi-Annual Shareholder Report
33

how its unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Semi-Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
35

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
28534 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated MDT Mid Cap Growth Strategies Fund
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2013 through April 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Specialty Retailing	6.1%
Computer Peripherals	5.2%
Biotechnology	3.8%
Software Packaged/Custom	3.5%
Services to Medical Professionals	3.4%
Medical Supplies	3.1%
Airline - National	3.0%
Industrial Machinery	2.9%
Financial Services	2.6%
Auto Original Equipment Manufacturers	2.4%
Mutual Fund Adviser	2.4%
Clothing Stores	2.3%
Soft Drinks	2.3%
Grocery Chain	2.2%
Cosmetics & Toiletries	2.1%
Department Stores	2.0%
Construction Machinery	1.9%
Toys & Games	1.7%
Crude Oil & Gas Production	1.6%
Telecommunication Equipment & Services	1.6%
Auto Part Replacement	1.5%
Auto Rentals	1.5%
Home Products	1.5%
Household Appliances	1.5%
Medical Technology	1.5%
Apparel	1.4%
Household Durables	1.4%
Hotels	1.3%
Agricultural Chemicals	1.2%
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Industry Composition	Percentage of Total Net Assets
Paper Products	1.2%
Airline - Regional	1.1%
Discount Department Stores	1.1%
Plastic Containers	1.1%
Oil Gas & Consumable Fuels	1.0%
Oil Well Supply	1.0%
Specialty Chemicals	1.0%
Other[2]	21.9%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4,5]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Rounds to less than 1.0%.
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Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—1.2%
13,900		CF Industries Holdings, Inc.	$3,407,863
15,400		Scotts Miracle-Gro Co.	942,634
		TOTAL	4,350,497
		Airline - National—3.0%
87,500		Delta Air Lines, Inc.	3,222,625
183,700	[1]	United Continental Holdings, Inc.	7,507,819
		TOTAL	10,730,444
		Airline - Regional—1.1%
26,700		Alaska Air Group, Inc.	2,511,936
9,400		Copa Holdings SA, Class A	1,271,632
		TOTAL	3,783,568
		Apparel—1.4%
6,800		Carter's, Inc.	500,888
57,900		Coach, Inc.	2,585,235
33,500		L Brands, Inc.	1,815,700
		TOTAL	4,901,823
		Auto Components—0.3%
47,100		Goodyear Tire & Rubber Co.	1,186,920
		Auto Manufacturing—0.7%
30,300	[1]	TRW Automotive Holdings Corp.	2,434,605
		Auto Original Equipment Manufacturers—2.4%
10,000	[1]	AutoZone, Inc.	5,338,900
30,000		BorgWarner, Inc.	1,864,200
20,300		Delphi Automotive PLC	1,356,852
		TOTAL	8,559,952
		Auto Part Replacement—1.5%
59,200		Genuine Parts Co.	5,157,504
		Auto Rentals—1.5%
56,800	[1]	United Rentals, Inc.	5,329,544
		Baking—0.1%
20,400		Flowers Foods, Inc.	418,608
		Biotechnology—3.8%
40,200	[1]	Alexion Pharmaceuticals, Inc.	6,359,640
16,100	[1]	Illumina, Inc.	2,187,185
27,300	[1]	Jazz Pharmaceuticals PLC.	3,682,770
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
32,800	[1]	Myriad Genetics, Inc.	$1,384,488
		TOTAL	13,614,083
		Building Materials—0.2%
9,200		Lennox International, Inc.	771,236
		Clothing Stores—2.3%
11,400	[1]	Fossil, Inc.	1,215,810
104,600		Gap (The), Inc.	4,110,780
32,300		Hanesbrands, Inc.	2,651,507
700	[1]	Michael Kors Holdings Ltd.	63,840
		TOTAL	8,041,937
		Commodity Chemicals—0.9%
30,900		RPM International, Inc.	1,318,194
28,600		Westlake Chemical Corp.	2,036,320
		TOTAL	3,354,514
		Computer Peripherals—5.2%
140,500		NetApp, Inc.	5,003,205
64,800		Sandisk Corp.	5,506,056
89,000		Western Digital Corp.	7,843,570
		TOTAL	18,352,831
		Computer Services—0.8%
12,900	[1]	Fiserv, Inc.	784,062
32,200		Global Payments, Inc.	2,151,926
		TOTAL	2,935,988
		Construction Machinery—1.9%
85,700		Joy Global, Inc.	5,174,566
50,100		Manitowoc, Inc.	1,592,178
		TOTAL	6,766,744
		Cosmetics & Toiletries—2.1%
108,500		Avon Products, Inc.	1,657,880
61,900		Estee Lauder Cos., Inc., Class A	4,492,083
49,600	[1]	Sally Beauty Holdings, Inc.	1,359,536
		TOTAL	7,509,499
		Crude Oil & Gas Production—1.6%
27,200		SM Energy Co.	2,016,336
77,100	[1]	Southwestern Energy Co.	3,691,548
		TOTAL	5,707,884
		Defense Aerospace—0.9%
36,800	[1]	B/E Aerospace, Inc.	3,229,936
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Defense Electronics—0.4%
5,600		Grainger (W.W.), Inc.	$1,424,640
		Department Stores—2.0%
11,500		Dillards, Inc., Class A	1,126,195
33,400		Kohl's Corp.	1,829,986
74,000		Macy's, Inc.	4,249,820
		TOTAL	7,206,001
		Discount Department Stores—1.1%
38,900		Family Dollar Stores, Inc.	2,285,375
31,000		Foot Locker, Inc.	1,442,430
		TOTAL	3,727,805
		Diversified Consumer Services—0.2%
28,600		Block (H&R), Inc.	812,812
		Diversified Leisure—0.6%
39,100		Royal Caribbean Cruises Ltd.	2,077,383
		Education & Training Services—0.7%
81,400	[1]	Apollo Group, Inc., Class A	2,349,204
		Electrical - Radio & TV—0.7%
22,700		Harman International Industries, Inc.	2,488,147
		Electrical Equipment—0.3%
18,100		AMETEK, Inc.	954,232
		Electronic Testing/Measuring Equipment—0.1%
3,600		Agilent Technologies, Inc.	194,544
		Ethical Drugs—0.8%
30,100	[1]	United Therapeutics Corp.	3,010,301
		Financial Services—2.6%
22,300		Broadridge Financial Solutions	854,982
28,500		Dun & Bradstreet Corp.	3,156,660
30,300		Lazard Ltd., Class A	1,425,615
9,700		Moody's Corp.	761,450
23,500		Paychex, Inc.	982,535
56,200	[1]	Verifone Systems, Inc.	1,879,328
		TOTAL	9,060,570
		Food Products—0.1%
10,700		Hillshire Brands Co.	381,455
		Gas Utilities—0.5%
16,200		EQT Corp.	1,765,638
		Generic Drugs—0.1%
7,500	[1]	Mylan, Inc.	380,850
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—2.2%
150,500		Kroger Co.	$6,929,020
19,600		Whole Foods Market, Inc.	974,120
		TOTAL	7,903,140
		Home Products—1.5%
67,700		Newell Rubbermaid, Inc.	2,038,447
36,600		Tupperware Brands Corp.	3,107,706
		TOTAL	5,146,153
		Hotels—1.3%
66,000		Wyndham Worldwide Corp.	4,708,440
		Hotels and Motels—0.9%
15,100		Wynn Resorts Ltd.	3,078,739
		Hotels Restaurants & Leisure—0.2%
50,800		International Game Technology	637,540
		Household Appliances—1.5%
30,500		Fortune Brands Home & Security, Inc.	1,215,425
27,400		Whirlpool Corp.	4,202,612
		TOTAL	5,418,037
		Household Durables—1.4%
1,100	[1]	NVR, Inc.	1,184,700
43,600		Stanley Black & Decker, Inc.	3,744,804
		TOTAL	4,929,504
		Industrial Machinery—2.9%
39,500		Dover Corp.	3,412,800
9,400		Flowserve Corp.	686,670
42,900		Ingersoll-Rand PLC, Class A	2,565,420
49,900	[1]	MRC Global, Inc.	1,456,581
15,100		Valmont Industries, Inc.	2,248,541
		TOTAL	10,370,012
		Insurance—0.4%
14,600		Aon PLC	1,239,248
		Internet Services—0.4%
23,779		IAC Interactive Corp.	1,576,072
		IT Services—0.6%
132,800		Western Union Co.	2,107,536
		Medical Supplies—3.1%
11,600		AmerisourceBergen Corp.	756,088
8,800		Bard (C.R.), Inc.	1,208,504
71,000		Cardinal Health, Inc.	4,935,210
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
52,300	[1]	HCA, Inc.	$2,719,600
34,100		Patterson Cos., Inc.	1,387,870
		TOTAL	11,007,272
		Medical Technology—1.5%
83,400		St. Jude Medical, Inc.	5,293,398
		Metal Fabrication—0.5%
29,600		Timken Co.	1,867,168
		Miscellaneous Food Products—0.5%
23,093		Ingredion, Inc.	1,626,902
		Miscellaneous Machinery—0.6%
16,400		Rockwell Automation, Inc.	1,954,552
		Multi-Industry Capital Goods—0.4%
30,600		Textron, Inc.	1,251,540
		Multi-Line Insurance—0.7%
22,700		Allied World Assurance Holdings Ltd.	2,444,563
		Mutual Fund Adviser—2.4%
16,800	[1]	Affiliated Managers Group	3,329,760
44,300		T. Rowe Price Group, Inc.	3,638,359
25,300		Waddell & Reed Financial, Inc., Class A	1,706,485
		TOTAL	8,674,604
		Office Equipment—0.6%
78,100		Pitney Bowes, Inc.	2,093,080
		Offshore Driller—0.6%
27,500		Oceaneering International, Inc.	2,015,200
		Oil Gas & Consumable Fuels—1.0%
71,600		CVR Energy, Inc.	3,519,140
		Oil Refiner—0.5%
39,100		World Fuel Services Corp.	1,780,614
		Oil Well Supply—1.0%
10,100	[1]	Cameron International Corp.	656,096
26,000	[1]	Dril-Quip, Inc.	2,941,120
		TOTAL	3,597,216
		Other Communications Equipment—0.9%
78,300		Skyworks Solutions, Inc.	3,214,215
		Outpatient Clinics—0.2%
9,700	[1]	DaVita HealthCare Partners, Inc.	672,210
		Packaged Foods—0.9%
19,900		Campbell Soup Co.	905,251
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—continued
72,500		ConAgra Foods, Inc.	$2,211,975
		TOTAL	3,117,226
		Paint & Related Materials—0.2%
9,100		Valspar Corp.	664,664
		Paper Products—1.2%
20,200		International Paper Co.	942,330
36,200		Rock-Tenn Co.	3,461,082
		TOTAL	4,403,412
		Personal & Household—0.3%
11,500		Nu Skin Enterprises, Inc., Class A	1,000,500
		Personnel Agency—0.4%
31,300		Robert Half International, Inc.	1,402,240
		Plastic Containers—1.1%
19,500		Bemis Co., Inc.	784,680
55,200	[1]	Owens-Illinois, Inc.	1,754,256
43,300		Sealed Air Corp.	1,485,623
		TOTAL	4,024,559
		Pollution Control—0.2%
7,400	[1]	Stericycle, Inc.	861,656
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	892,342
		Securities Brokerage—0.4%
29,100		LPL Investment Holdings, Inc.	1,377,885
		Semiconductors & Semiconductor Equipment—0.9%
69,000		Microchip Technology, Inc.	3,280,260
		Services to Medical Professionals—3.4%
36,900	[1]	Henry Schein, Inc.	4,215,087
37,500	[1]	Laboratory Corp. of America Holdings	3,701,250
75,400		Quest Diagnostics, Inc.	4,217,122
		TOTAL	12,133,459
		Shipbuilding—0.5%
17,000		Huntington Ingalls Industries, Inc.	1,751,000
		Soft Drinks—2.3%
81,700		Coca-Cola Enterprises, Inc.	3,712,448
79,700		Dr. Pepper Snapple Group, Inc.	4,416,974
		TOTAL	8,129,422
		Software Packaged/Custom—3.5%
19,400	[1]	Akamai Technologies, Inc.	1,029,558
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
18,100	[1]	Citrix Systems, Inc.	$1,073,511
20,700	[1]	Commvault Systems, Inc.	1,001,880
106,800	[1]	Electronic Arts, Inc.	3,022,440
21,400	[1]	F5 Networks, Inc.	2,250,638
204,400		Symantec Corp.	4,145,232
		TOTAL	12,523,259
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,634,092
		Specialty Retailing—6.1%
17,200		Abercrombie & Fitch Co., Class A	632,272
43,000	[1]	Bed Bath & Beyond, Inc.	2,671,590
28,700		Dick's Sporting Goods, Inc.	1,511,342
65,000	[1]	Dollar General Corp.	3,668,600
47,650		Expedia, Inc.	3,382,674
71,000		Nordstrom, Inc.	4,350,880
46,300		PetSmart, Inc.	3,133,584
34,800		Williams-Sonoma, Inc.	2,186,136
		TOTAL	21,537,078
		Telecommunication Equipment & Services—1.6%
22,100	[1]	Level 3 Communications, Inc.	950,963
69,000		Motorola, Inc.	4,387,020
10,800	[1]	NeuStar, Inc., Class A	277,776
		TOTAL	5,615,759
		Telephone Utility—0.2%
91,900		Windstream Corp.	833,533
		Textiles Apparel & Luxury Goods—0.4%
9,400		Ralph Lauren Corp.	1,422,878
		Toys & Games—1.7%
68,900		Hasbro, Inc.	3,807,414
60,400		Mattel, Inc.	2,368,586
		TOTAL	6,176,000
		Undesignated Consumer Cyclicals—0.2%
4,500		Herbalife Ltd.	269,910
29,000		Weight Watchers International, Inc.	574,200
		TOTAL	844,110
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Uniforms—0.6%
34,200		Cintas Corp.	$2,015,406
		TOTAL COMMON STOCKS (IDENTIFIED COST $281,943,231)	348,738,534
		INVESTMENT COMPANY—1.7%
6,223,611	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	6,223,611
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $288,166,842)[4]	354,962,145
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(113,786)
		TOTAL NET ASSETS—100%	$354,848,359
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.18	$34.77	$34.05	$32.38	$26.77	$24.05
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.09[1]	(0.11)[1]	(0.21)[1]	0.01[1]	0.09[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.90	12.32	0.77	1.88	5.68	2.61
TOTAL FROM INVESTMENT OPERATIONS	3.94	12.41	0.66	1.67	5.69	2.70
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.08)	—
Distributions from net realized gain on investments and foreign currency transactions	(5.91)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.91)	—	—	—	(0.08)	—
Regulatory Settlement Proceeds	—	—	0.06[2]	—	—	0.02[2]
Net Asset Value, End of Period	$45.21	$47.18	$34.77	$34.05	$32.38	$26.77
Total Return[3]	9.20%	35.69%	2.11%[2]	5.16%	21.30%	11.31%[2]
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.22%[5]	1.22%	1.19%[5,6]	0.99%[5,6]	0.99%[5,6]
Net investment income (loss)	0.16%[4]	0.23%	(0.32)%	(0.60)%	0.04%	0.37%
Expense waiver/reimbursement[7]	0.07%[4]	0.11%	0.18%	0.22%	0.38%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$266,681	$257,734	$226,079	$245,823	$283,387	$298,431
Portfolio turnover	18%	124%	135%	172%	265%	207%
Semi-Annual Shareholder Report
11

1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% and 0.08%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.18%, 0.98% and 0.96% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$40.23	$29.87	$29.48	$28.24	$23.46	$21.23
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.17)[1]	(0.32)[1]	(0.42)[1]	(0.19)[1]	(0.06)[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.27	10.53	0.66	1.66	4.97	2.27
TOTAL FROM INVESTMENT OPERATIONS	3.16	10.36	0.34	1.24	4.78	2.21
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.91)	—	—	—	—	—
Regulatory Settlement Proceeds	—	—	0.05[2]	—	—	0.02[2]
Net Asset Value, End of Period	$37.48	$40.23	$29.87	$29.48	$28.24	$23.46
Total Return[3]	8.81%	34.68%	1.32%[2]	4.39%	20.38%	10.50%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%[5]	1.97%	1.93%[5,6]	1.74%[5,6]	1.73%[5,6]
Net investment income (loss)	(0.59)%[4]	(0.50)%	(1.06)%	(1.35)%	(0.73)%	(0.28)%
Expense waiver/reimbursement[7]	0.15%[4]	0.23%	0.31%	0.30%	0.46%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,354	$4,331	$4,239	$6,325	$8,344	$11,669
Portfolio turnover	18%	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% and 0.14%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73% and 1.69% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$40.68	$30.21	$29.81	$28.55	$23.72	$21.47
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.19)[1]	(0.33)[1]	(0.42)[1]	(0.19)[1]	(0.08)[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.31	10.66	0.68	1.68	5.02	2.31
TOTAL FROM INVESTMENT OPERATIONS	3.20	10.47	0.35	1.26	4.83	2.23
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.91)	—	—	—	—	—
Regulatory Settlement Proceeds	—	—	0.05[2]	—	—	0.02[2]
Net Asset Value, End of Period	$37.97	$40.68	$30.21	$29.81	$28.55	$23.72
Total Return[3]	8.81%	34.66%	1.34%[2]	4.41%	20.36%	10.48%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%[5]	1.97%	1.94%[5,6]	1.74%[5,6]	1.74%[5,6]
Net investment income (loss)	(0.59)%[4]	(0.53)%	(1.07)%	(1.34)%	(0.71)%	(0.36)%
Expense waiver/reimbursement[7]	0.10%[4]	0.14%	0.20%	0.26%	0.42%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,831	$12,032	$9,843	$10,733	$11,060	$11,880
Portfolio turnover	18%	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% and 0.09%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73% and 1.71% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.02	$34.07	$33.53	$32.04	$26.54	$23.97
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.12)[1]	(0.29)[1]	(0.36)[1]	(0.13)[1]	(0.06)[1]
Net realized and unrealized gain on investments and foreign currency transactions	3.81	12.07	0.77	1.85	5.63	2.63
TOTAL FROM INVESTMENT OPERATIONS	3.72	11.95	0.48	1.49	5.50	2.57
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.91)	—	—	—	—	—
Regulatory Settlement Proceeds	—	—	0.06[2]	—	—	—
Net Asset Value, End of Period	$43.83	$46.02	$34.07	$33.53	$32.04	$26.54
Total Return[3]	8.94%	35.07%	1.61%[2]	4.65%	20.72%	10.72%
Ratios to Average Net Assets:
Net expenses	1.72%[4]	1.67%[5]	1.72%	1.70%[5,6]	1.49%[5,6]	1.49%[5,6]
Net investment income (loss)	(0.40)%[4]	(0.30)%	(0.83)%	(1.04)%	(0.44)%	(0.26)%
Expense waiver/reimbursement[7]	0.07%[4]	0.03%	0.09%	0.17%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,265	$4,532	$2,156	$1,483	$610	$461
Portfolio turnover	18%	124%	135%	172%	265%	207%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67%, 1.69%, 1.48% and 1.46% for the years ended October 31, 2013, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,			Period Ended 10/31/2010[1]
		2013	2012	2011
Net Asset Value, Beginning of Period	$47.63	$35.01	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	0.10[2]	0.20[2]	(0.03)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	3.94	12.42	0.78	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	4.04	12.62	0.75	1.76	4.26
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.91)	—	—	—	—
Regulatory Settlement Proceeds	—	—	0.06[3]	—	—
Net Asset Value, End of Period	$45.76	$47.63	$35.01	$34.20	$32.44
Total Return[4]	9.34%	36.05%	2.37%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.97%[6]	0.97%	0.93%[6,7]	0.74%[5,6,7]
Net investment income (loss)	0.45%[5]	0.48%	(0.09)%	(0.35)%	0.43%[5]
Expense waiver/reimbursement[8]	0.08%[5]	0.11%	0.11%	0.18%	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,717	$93,618	$82,490	$26,835	$37,709
Portfolio turnover	18%	124%	135%	172%	265%[9]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.92% and 0.73% for the years ended October 31, 2013 and 2011, and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $6,223,611 of investment in an affiliated holding (Note 5) (identified cost $288,166,842)		$354,962,145
Income receivable		96,695
Receivable for investments sold		1,825,373
Receivable for shares sold		190,185
Other assets		9,219
TOTAL ASSETS		357,083,617
Liabilities:
Payable for investments purchased	$1,539,115
Payable for shares redeemed	429,909
Payable for transfer agent fee	91,081
Payable for distribution services fee (Note 5)	11,435
Payable for shareholder services fee (Note 5)	139,530
Accrued expenses (Note 5)	24,188
TOTAL LIABILITIES		2,235,258
Net assets for 7,905,639 shares outstanding		$354,848,359
Net Assets Consist of:
Paid-in capital		$263,220,881
Net unrealized appreciation of investments		66,795,303
Accumulated net realized gain on investments		24,506,898
Undistributed net investment income		325,277
TOTAL NET ASSETS		$354,848,359
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($266,680,553 ÷ 5,898,227 shares outstanding), no par value, unlimited shares authorized	$45.21
Offering price per share (100/94.50 of $45.21)	$47.84
Redemption proceeds per share	$45.21
Class B Shares:
Net asset value per share ($4,354,473 ÷ 116,168 shares outstanding), no par value, unlimited shares authorized	$37.48
Offering price per share	$37.48
Redemption proceeds per share (94.50/100 of $37.48)	$35.42
Class C Shares:
Net asset value per share ($12,830,842 ÷ 337,881 shares outstanding), no par value, unlimited shares authorized	$37.97
Offering price per share	$37.97
Redemption proceeds per share (99.00/100 of $37.97)	$37.59
Class R Shares:
Net asset value per share ($2,265,251 ÷ 51,688 shares outstanding), no par value, unlimited shares authorized	$43.83
Offering price per share	$43.83
Redemption proceeds per share	$43.83
Institutional Shares:
Net asset value per share ($68,717,240 ÷ 1,501,675 shares outstanding), no par value, unlimited shares authorized	$45.76
Offering price per share	$45.76
Redemption proceeds per share	$45.76
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $1,796 received from an affiliated holding (Note 5))			$2,507,991
Interest			365
TOTAL INCOME			2,508,356
Expenses:
Investment adviser fee (Note 5)		$1,352,600
Administrative fee (Note 5)		140,851
Custodian fees		12,346
Transfer agent fee (Note 2)		238,764
Directors'/Trustees' fees (Note 5)		1,003
Auditing fees		11,654
Legal fees		4,587
Portfolio accounting fees		64,197
Distribution services fee (Note 5)		72,254
Shareholder services fee (Note 5)		336,046
Account administration fee (Note 2)		7,028
Share registration costs		31,741
Printing and postage		33,539
Miscellaneous (Note 5)		7,830
TOTAL EXPENSES		2,314,440
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(28,096)
Waiver of distribution services fee (Note 5)	(100)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(103,165)
TOTAL WAIVERS AND REIMBURSEMENTS		(131,361)
Net expenses			2,183,079
Net investment income			325,277
Realized and Unrealized Gain on Investments:
Net realized gain on investments			30,593,584
Net change in unrealized appreciation of investments			1,166,120
Net realized and unrealized gain on investments			31,759,704
Change in net assets resulting from operations			$32,084,981
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$325,277	$845,789
Net realized gain on investments and foreign currency transactions	30,593,584	68,883,083
Net change in unrealized appreciation/depreciation of investments	1,166,120	33,601,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,084,981	103,330,439
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(32,014,483)	—
Class B Shares	(622,207)	—
Class C Shares	(1,750,992)	—
Class R Shares	(576,474)	—
Institutional Shares	(10,941,135)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,905,291)	—
Share Transactions:
Proceeds from sale of shares	11,897,794	29,057,750
Net asset value of shares issued to shareholders in payment of distributions declared	42,911,658	—
Cost of shares redeemed	(58,388,103)	(84,949,056)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,578,651)	(55,891,306)
Regulatory Settlement Proceeds
Change in net assets	(17,398,961)	47,439,133
Net Assets:
Beginning of period	372,247,320	324,808,187
End of period (including undistributed (distributions in excess of) net investment income of $325,277 and $0, respectively)	$354,848,359	$372,247,320
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
Effective January18, 2013, the Fund changed its name to Federated MDT Mid Cap Growth Strategies Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and
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Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$163,950	$(67,171)	$6,781
Class B Shares	4,410	(2,888)	—
Class C Shares	9,608	(5,234)	247
Class R Shares	6,722	(922)	—
Institutional Shares	54,074	(26,950)	—
TOTAL	$238,764	$(103,165)	$7,028
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2014, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014	Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	151,747	$6,848,589	228,388	$9,234,730
Shares issued to shareholders in payment of distributions declared	700,736	29,634,128	—	—
Shares redeemed	(417,268)	(18,666,196)	(1,267,962)	(50,467,696)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	435,215	17,816,521	(1,039,574)	$(41,232,966)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,587	$322,412	15,399	$551,482
Shares issued to shareholders in payment of distributions declared	16,744	588,733	—	—
Shares redeemed	(16,821)	(634,006)	(49,656)	(1,711,317)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	8,510	$277,139	(34,257)	$(1,159,835)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	21,745	$828,944	26,223	$924,666
Shares issued to shareholders in payment of distributions declared	44,122	1,571,618	—	—
Shares redeemed	(23,721)	(902,614)	(56,351)	(1,928,663)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	42,146	1,497,948	(30,128)	$(1,003,997)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:			Shares	Amount
Shares sold	5,048	$225,280	61,123	$2,352,532
Shares issued to shareholders in payment of distributions declared	14,036	576,474	—	—
Shares redeemed	(65,881)	(2,778,732)	(25,932)	(1,057,551)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(46,797)	$(1,976,978)	35,191	$1,294,981
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	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	82,002	$3,672,569	372,361	$15,994,340
Shares issued to shareholders in payment of distributions declared	246,509	10,540,705	—	—
Shares redeemed	(792,515)	(35,406,555)	(762,885)	(29,783,829)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(464,004)	$(21,193,281)	(390,524)	$(13,789,489)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,930)	$(3,578,651)	(1,459,292)	$(55,891,306)
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $288,166,842. The net unrealized appreciation of investments for federal tax purposes was $66,795,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,971,900 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,176,597.
At October 31, 2013, the Fund had a capital loss carryforward of $2,603,481 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,603,481	NA	$2,603,481
The Fund used capital loss carryforwards of $25,632,174 to offset capital gains realized during the year ended October 31, 2013.
As a result of the tax-free transfer of assets from Performance Leaders Equity Fund, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
For the period November 1, 2012 to January 17, 2013, the Fund's Adviser was Federated Equity Management Company of Pennsylvania. Effective January 18, 2013, the investment advisory contract was transferred from the Federated Equity Management Company of Pennsylvania to the Adviser. The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the
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Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $24,853 of its fee. In addition, an affiliate of the adviser reimbursed $103,165 of transfer agent fee and expenses. Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance date November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006, and could not be increased until after December 31, 2010, at which time the obligation expired.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$16,323	$—
Class C Shares	46,908	(100)
Class R Shares	9,023	—
TOTAL	$72,254	$(100)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $11,847 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $4,114 in sales charges from the sale of Class A Shares. FSC also retained $1,734 of CDSC relating to redemptions of Class B Shares and $111 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,602 of Service Fees for the six months ended April 30, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$315,246
Class B Shares	5,411
Class C Shares	15,389
TOTAL	$336,046
For the six months ended April 30, 2014, FSSC received $21,630 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Institutional Shares did not incur Service Fees.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six-months ended April 30, 2014, the Adviser reimbursed $3,243. Transactions involving the affiliated holding during the April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	5,639,097
Purchases/Additions	36,782,010
Sales/Reductions	(36,197,496)
Balance of Shares Held 4/30/2014	6,223,611
Value	$6,223,611
Dividend Income	$1,796
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$64,573,873
Sales	$113,443,513
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,092.00	$6.35
Class B Shares	$1,000	$1,088.10	$10.22
Class C Shares	$1,000	$1,088.10	$10.22
Class R Shares	$1,000	$1,089.40	$8.93
Institutional Shares	$1,000	$1,093.40	$5.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.72	$6.13
Class B Shares	$1,000	$1,015.00	$9.86
Class C Shares	$1,000	$1,015.00	$9.86
Class R Shares	$1,000	$1,016.24	$8.62
Institutional Shares	$1,000	$1,019.97	$4.87
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.72%
Institutional Shares	0.97%
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Mid cap growth strategies fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
34

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
35

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
Semi-Annual Shareholder Report
36

significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
37

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198
8010409 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2013 through April 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Futures Contracts—Short (notional value)[3]	(31.6)%
U.S. Equity Securities	64.0%
International Equity Securities	13.4%
Corporate Bonds	12.5%
Sovereign Bonds	0.1%
Investment Company Securities	0.6%
U.S. Treasury Securities	1.8%
Asset Backed Securities	0.1%
Purchased Put Options	0.4%
Purchased Call Options	0.0%[4]
Other Derivative Contracts[5]	(0.1)%
Cash Equivalents[6]	4.2%
Adjustment for Futures Contracts (notional value)[3]	31.1%
Other Assets and Liabilities—Net[7]	3.5%
TOTAL	100.0%
At April 30, 2014, the Fund's sector composition8 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	20.7%
Health Care	20.5%
Information Technology	17.1%
Industrials	12.9%
Energy	10.8%
Consumer Discretionary	10.6%
Materials	3.2%
Consumer Staples	2.2%
Telecommunication Services	2.0%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—77.4%
		Aerospace & Defense—1.6%
20,000		General Dynamics Corp.	$2,189,000
20,000		Safran SA	1,344,201
		TOTAL	3,533,201
		Air Freight & Logistics—1.0%
21,000		United Parcel Service, Inc.	2,068,500
		Airlines—2.4%
10,000		Alaska Air Group, Inc.	940,800
60,000	[1]	American Airlines Group, Inc.	2,104,200
30,000		Delta Air Lines, Inc.	1,104,900
20,000	[1]	Spirit Airlines, Inc.	1,136,800
		TOTAL	5,286,700
		Auto Components—0.8%
50,000		Bridgestone Corp.	1,789,994
		Automobiles—2.4%
20,000		Bayerische Motoren Werke AG	2,502,220
50,000		General Motors Co.	1,724,000
20,000		Toyota Motor Corp.	1,079,083
		TOTAL	5,305,303
		Biotechnology—7.2%
16,000		Amgen, Inc.	1,788,000
4,000	[1]	Biogen Idec, Inc.	1,148,480
15,000	[1]	Celgene Corp.	2,205,150
20,000	[1]	Clovis Oncology, Inc.	1,081,400
55,000	[1]	Gilead Sciences, Inc.	4,316,950
40,000	[1]	Medivation, Inc.	2,408,400
15,000	[1]	Ophthotech Corp.	509,850
100,000	[1]	Sunesis Pharmaceuticals, Inc.	513,000
10,000	[1]	United Therapeutics Corp.	1,000,100
25,000	[1]	Versartis, Inc.	761,750
		TOTAL	15,733,080
		Building Products—0.4%
8,000		Allegion PLC	394,800
30,000	[1]	Continental Building Products, Inc.	510,000
		TOTAL	904,800
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Capital Markets—5.1%
12,000	[1]	Affiliated Managers Group	$2,378,400
60,000		Charles Schwab Corp.	1,593,000
140,000	[1]	Cowen Group, Inc.	575,400
50,000	[1]	E*Trade Financial Corporation	1,122,500
25,000	[1]	Moelis & Co.	664,000
80,000		Morgan Stanley	2,474,400
50,000	[1]	Stifel Financial Corp.	2,338,500
		TOTAL	11,146,200
		Chemicals—2.0%
20,000		LyondellBasell Industries NV	1,850,000
30,000		RPM International, Inc.	1,279,800
6,000		Sherwin-Williams Co.	1,199,040
		TOTAL	4,328,840
		Commercial Banks—4.3%
32,000		Comerica, Inc.	1,543,680
180,000		Resona Holdings, Inc.	919,059
220,000		Mitsubishi UFJ Financial Group, Inc.	1,166,332
15,000		PNC Financial Services Group	1,260,600
30,000		Sumitomo Mitsui Financial Group, Inc.	1,183,450
68,000		Wells Fargo & Co.	3,375,520
		TOTAL	9,448,641
		Communications Equipment—1.0%
40,000		Cisco Systems, Inc.	924,400
15,000		Qualcomm, Inc.	1,180,650
		TOTAL	2,105,050
		Computers and Peripherals—0.7%
60,000		EMC Corp.	1,548,000
		Construction & Engineering—1.0%
2,600,000		China Railway Construction Corp.	2,132,866
		Consumer Finance—0.2%
20,000	[1]	Santander Consumer USA Holdings, Inc.	454,800
		Diversified Consumer Service—0.1%
20,000	[1]	Lifelock, Inc.	314,000
		Diversified Financial Services—4.2%
120,000		Bank of America Corp.	1,816,800
20,000	[1]	Berkshire Hathaway, Inc.	2,577,000
40,000		Citigroup, Inc.	1,916,400
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Diversified Financial Services—continued
50,000		JPMorgan Chase & Co.	$2,799,000
		TOTAL	9,109,200
		Diversified Telecommunication Services—1.5%
40,000		AT&T, Inc.	1,428,000
40,000		Verizon Communications, Inc.	1,869,200
		TOTAL	3,297,200
		Electrical Equipment—0.8%
24,000		Eaton Corp.	1,743,360
		Electronic Equipment Instruments & Components—2.1%
4,000		Apple, Inc.	2,360,360
16,000		Avnet, Inc.	690,080
50,000		CDW Corp.	1,409,500
		TOTAL	4,459,940
		Energy Equipment & Services—4.3%
32,000		Baker Hughes, Inc.	2,236,800
40,000		Halliburton Co.	2,522,800
24,000		National-Oilwell, Inc.	1,884,720
20,000		Tidewater, Inc.	1,018,600
160,000		Trinidad Drilling Ltd.	1,789,699
		TOTAL	9,452,619
		Food & Staples Retailing—1.7%
50,000		CVS Caremark Corp.	3,636,000
		Health Care Equipment & Supply—0.5%
20,000		Medtronic, Inc.	1,176,400
		Health Care Providers & Services—1.0%
13,000		McKesson Corp.	2,199,470
		Hotels Restaurants & Leisure—0.2%
32,000	[1]	La Quinta Holdings, Inc.	537,280
		Household Durables—0.3%
40,000	[1]	Installed Building Products, Inc.	556,400
		Industrial Conglomerates—1.5%
120,000		General Electric Co.	3,226,800
		Insurance—1.5%
20,000		American International Group, Inc.	1,062,600
40,000		MetLife, Inc.	2,094,000
		TOTAL	3,156,600
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Internet Software & Services—1.5%
10,000	[1]	Facebook, Inc.	$597,800
2,500	[1]	Google, Inc.	1,337,200
2,500	[1]	Google, Inc.	1,316,650
		TOTAL	3,251,650
		IT Services—0.5%
5,000		Visa, Inc., Class A	1,013,050
		Machinery—1.3%
1,500,000		China South Locomotive	1,100,871
30,000		Ingersoll-Rand PLC, Class A	1,794,000
		TOTAL	2,894,871
		Media—2.5%
20,000	[1]	CBS Outdoor Americas, Inc.	586,000
60,000		Comcast Corp., Class A	3,105,600
22,000	[1]	DIRECTV Group, Inc.	1,707,200
		TOTAL	5,398,800
		Metals & Mining—0.5%
21,575	[1]	Barisan Gold Corp.	2,460
80,000		Vale SA, ADR	1,057,600
		TOTAL	1,060,060
		Oil Gas & Consumable Fuels—4.0%
40,000		Delek US Holdings, Inc.	1,279,600
30,000		Exxon Mobil Corp.	3,072,300
20,000		Marathon Petroleum Corp.	1,859,000
60,000	[1]	Sanchez Energy Corp.	1,696,800
10,000	[1]	Whiting Petroleum Corp.	737,200
		TOTAL	8,644,900
		Pharmaceuticals—7.1%
70,000		AbbVie, Inc.	3,645,600
10,000	[1]	Actavis, Inc.	2,043,300
9,000		Allergan, Inc.	1,492,560
30,000		Bristol-Myers Squibb Co.	1,502,700
6,000	[1]	Jazz Pharmaceuticals Plc.	809,400
20,000		Johnson & Johnson	2,025,800
40,000	[1]	Mylan, Inc.	2,031,200
60,000		Pfizer, Inc.	1,876,800
		TOTAL	15,427,360
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate Investment Trusts (REITs)—0.6%
30,000		ProLogis Inc.	$1,218,900
		Semiconductors & Semiconductor Equipment—4.7%
100,000		Applied Materials, Inc.	1,906,000
30,000		Broadcom Corp.	924,300
60,000		Intel Corp.	1,601,400
20,000	[1]	Lam Research Corp.	1,152,200
80,000		Marvell Technology Group Ltd.	1,268,800
50,000		MediaTek, Inc.	781,509
50,000	[1]	Micron Technology, Inc.	1,306,000
1,000		Samsung Electronics Co.	1,299,719
		TOTAL	10,239,928
		Software—2.9%
10,000	[1]	Check Point Software Technologies Ltd.	640,600
70,000		Microsoft Corp.	2,828,000
30,000		Oracle Corp.	1,226,400
30,000	[1]	Rubicon Project, Inc./The	431,100
10,000	[1]	Salesforce.com, Inc.	516,500
6,000	[1]	VMware, Inc., Class A	555,060
		TOTAL	6,197,660
		Specialty Retail—1.8%
20,000		Best Buy Co., Inc.	518,600
20,000		Tiffany & Co.	1,749,800
30,000		TJX Cos., Inc.	1,745,400
		TOTAL	4,013,800
		Thrifts & Mortgage Finance—0.2%
20,000	[1]	Essent Group Ltd.	377,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $145,888,035)	168,389,223
		U.S. TREASURY—1.8%
4,000,000	[2,3]	United States Treasury Bill, 0.02%, 5/8/2014 (IDENTIFIED COST $3,999,924)	3,999,984
		INVESTMENT FUND—0.7%
19,400		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,940,035 )	1,459,721
		PURCHASED PUT OPTIONS—0.4%
		Index—0.4%
1,000		iShares Russell 2000 ETF, Strike Price $110, Expiration Date 06/21/2014	248,000
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Index—continued
$3,000		SPDR S&P 500 ETF Trust, Strike Price $170, Expiration Date 06/21/2014	$138,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $170, Expiration Date 07/19/2014	90,500
4,000		SPDR S&P 500 ETF Trust, Strike Price $175, Expiration Date 05/17/2014	42,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $175, Expiration Date 07/19/2014	284,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,805,603)	802,500
		PURCHASED CALL OPTIONS—0.0%
		Index—0.0%
2,000		iShares MSCI Emerging Markets, Strike Price $45, Expiration Date 05/17/2014	2,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $22,500)	2,000
		INVESTMENT COMPANIES—17.3%[4]
8,557,755	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	8,557,755
1,814,013		Federated Project and Trade Finance Core Fund	17,450,805
1,720,797		High Yield Bond Portfolio	11,529,340
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,521,056)	37,537,900
		TOTAL INVESTMENTS—97.6% (IDENTIFIED COST $191,177,153)[6]	212,191,328
		OTHER ASSETS AND LIABILITIES - NET—2.4%[7]	5,282,051
		TOTAL NET ASSETS—100%	$217,473,379
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	120	$56,337,000	June 2014	$(1,144,890)
[1]United States Treasury Notes 10 Year Short Futures	100	$12,442,187	June 2014	$(48,663)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,193,553)
Semi-Annual Shareholder Report
8

At April 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/7/2014	6,050,000 BRL	$2,706,935	$230
5/28/2014	4,700,000 EUR	$6,492,486	$27,625
Contracts Sold:
5/7/2014	6,050,000 BRL	$2,465,564	$(241,601)
5/28/2014	4,607,843 EUR	$6,353,400	$(38,866)
5/28/2014	92,157 EUR	$127,463	$(382)
6/13/2014	2,250,000 CHF	$2,580,275	$22,913
6/13/2014	334,968,000 JPY	$3,261,172	$(16,158)
8/4/2014	6,050,000 BRL	$2,637,890	$87
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(246,152)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of it outstanding short futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
9

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$139,318,900	$—	$—	$139,318,900
International	29,070,323	—	—	29,070,323
Debt Securities:
U.S. Treasury	—	3,999,984	—	3,999,984
Investment Fund	1,459,721[1]	—	—	1,459,721
Purchased Put Options	802,500	—	—	802,500
Purchased Call Options	2,000	—	—	2,000
Investment Companies[2]	20,087,095	17,450,805	—	37,537,900
TOTAL SECURITIES	$190,740,539	$21,450,789	$—	$212,191,328
OTHER FINANCIAL INSTRUMENTS[3]	$(1,193,553)	$(246,152)	$—	$(1,439,705)
1	Includes $1,942,399 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CHF	—Swiss Franc
ETF	—Exchange Traded Fund
EUR	—Euro
JPY	—Japanese Yen
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.47	$9.50	$9.89	$10.10	$11.09	$10.26
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.08	(0.04)	(0.04)	0.03	0.24
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.23	(0.03)	(0.30)	0.21	(0.77)	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.05	(0.34)	0.17	(0.74)	1.29
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.05)	(0.38)	(0.25)	(0.46)
Return of capital[3]	—	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.08)	(0.05)	(0.38)	(0.25)	(0.46)
Net Asset Value, End of Period	$9.72	$9.47	$9.50	$9.89	$10.10	$11.09
Total Return[4]	2.69%	0.53%	(3.41)%	1.74%	(6.67)%	12.88%
Ratios to Average Net Assets:
Net expenses	1.23%[6]	1.24%	1.26%	1.26%[5]	1.89%[5]	1.39%[5]
Net expenses excluding dividends and other expenses related to short sales	1.23%[6]	1.24%	1.24%	1.24%[5]	1.24%[5]	1.24%[5]
Net investment income (loss)	0.44%[6]	0.90%	(0.45)%	(0.41)%	0.27%	2.23%
Expense waiver/reimbursement[7]	0.18%[6]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,453	$112,417	$175,186	$257,503	$464,884	$835,964
Portfolio turnover	70%	198%	182%	129%	180%	191%
Semi-Annual Shareholder Report
11

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.26%, 1.89%, and 1.39% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.39	$9.41	$9.82	$9.99	$10.99	$10.21
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01	(0.12)	(0.11)	(0.05)	0.16
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.23	(0.03)	(0.29)	0.21	(0.76)	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.21	(0.02)	(0.41)	0.10	(0.81)	1.20
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	(0.27)	(0.19)	(0.42)
Net Asset Value, End of Period	$9.60	$9.39	$9.41	$9.82	$9.99	$10.99
Total Return[3]	2.28%	(0.21)%	(4.18)%	1.08%	(7.44)%	12.01%
Ratios to Average Net Assets:
Net expenses	2.03%[5]	1.99%	2.01%	2.01%[4]	2.64%[4]	2.14%[4]
Net expenses excluding dividends and other expenses related to short sales	2.03%[5]	1.99%	1.99%	1.99%[4]	1.99%[4]	1.99%[4]
Net investment income (loss)	(0.36)% [5]	0.16%	(1.21)%	(1.15)%	(0.50)%	1.54%
Expense waiver/reimbursement[6]	0.18%[5]	0.18%	0.10%	0.09%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,670	$17,267	$34,029	$60,018	$103,483	$166,561
Portfolio turnover	70%	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.64%, and 2.13% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.35	$9.37	$9.77	$9.96	$10.96	$10.19
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01	(0.11)	(0.11)	(0.05)	0.16
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.22	(0.03)	(0.29)	0.20	(0.76)	1.03
TOTAL FROM INVESTMENT OPERATIONS	0.20	(0.02)	(0.40)	0.09	(0.81)	1.19
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	(0.28)	(0.19)	(0.42)
Net Asset Value, End of Period	$9.55	$9.35	$9.37	$9.77	$9.96	$10.96
Total Return[3]	2.19%	(0.21)%	(4.09)%	0.98%	(7.38)%	11.96%
Ratios to Average Net Assets:
Net expenses	2.03%[5]	1.99%	2.01%	2.01%[4]	2.63%[4]	2.14%[4]
Net expenses excluding dividends and other expenses related to short sales	2.03%[5]	1.99%	1.99%	1.99%[4]	1.99%[4]	1.99%[4]
Net investment income (loss)	(0.36)% [5]	0.15%	(1.19)%	(1.16)%	(0.50)%	1.50%
Expense waiver/reimbursement[6]	0.18%[5]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,597	$87,659	$147,819	$207,932	$365,433	$489,260
Portfolio turnover	70%	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.63%, and 2.13% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expenses reductions. The net expense ratios excluding dividends and other expense related to short sales are also calculated without reduction for these expense offset arrangements.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.52	$9.56	$9.95	$10.15	$11.14	$10.29
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.11	(0.02)	(0.02)	0.03	0.23
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.22	(0.04)	(0.29)	0.22	(0.75)	1.08
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.07	(0.31)	0.20	(0.72)	1.31
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.05)	(0.08)	(0.40)	(0.27)	(0.46)
Return of capital[3]	—	(0.06)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.11)	(0.08)	(0.40)	(0.27)	(0.46)
Net Asset Value, End of Period	$9.77	$9.52	$9.56	$9.95	$10.15	$11.14
Total Return[4]	2.67%	0.75%	(3.11)%	2.08%	(6.49)%	13.12%
Ratios to Average Net Assets:
Net expenses	1.03%[6]	0.99%	1.01%	1.01%[5]	1.58%[5]	1.22%[5]
Net expenses excluding dividends and other expenses related to short sales	1.03%[6]	0.99%	0.99%	0.99%[5]	0.99%[5]	0.99%[5]
Net investment income (loss)	0.64%[6]	1.18%	(0.20)%	(0.17)%	0.30%	2.05%
Expense waiver/reimbursement[7]	0.18%[6]	0.18%	0.10%	0.08%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,754	$27,681	$81,598	$90,569	$194,702	$81,473
Portfolio turnover	70%	198%	182%	129%	180%	191%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents return of capital for federal income tax purposes.
4	Based on net asset value.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01%, 1.58%, and 1.21% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investments in securities at value including $37,537,900 of investment in an affiliated holdings (Note 5) (identified cost $191,177,153)		$212,191,328
Cash denominated in foreign currencies (identified cost $560,098)		569,565
Receivable for investments sold, net of reserve of $3,492,516 (Note 9)		5,440,810
Income receivable		485,293
Receivable for shares sold		395,501
Unrealized appreciation on foreign exchange contracts		50,855
TOTAL ASSETS		219,133,352
Liabilities:
Unrealized depreciation on foreign exchange contracts	$297,007
Payable for investments purchased	72,335
Payable for shares redeemed	724,927
Payable for daily variation margin	225,188
Payable for transfer agent fee	104,891
Payable for portfolio accounting fees	81,371
Payable for distribution services fee (Note 5)	55,866
Payable for custodian fees	32,912
Payable for shareholder services fee (Note 5)	29,466
Payable for Directors'/Trustees' fees (Note 5)	638
Accrued expenses (Note 5)	35,372
TOTAL LIABILITIES		1,659,973
Net assets for 22,512,595 shares outstanding		$217,473,379
Net Assets Consist of:
Paid-in capital		$673,192,971
Net unrealized appreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency		16,159,569
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(472,012,157)
Undistributed net investment income		132,996
TOTAL NET ASSETS		$217,473,379
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($101,452,750 ÷ 10,439,018 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share (100/94.50 of $9.72)	$10.29
Redemption proceeds per share	$9.72
Class B Shares:
Net asset value per share ($13,669,795 ÷ 1,424,120 shares outstanding), no par value, unlimited shares authorized	$9.60
Offering price per share	$9.60
Redemption proceeds per share (94.50/100 of $9.60)	$9.07
Class C Shares:
Net asset value per share ($75,596,522 ÷ 7,912,120 shares outstanding), no par value, unlimited shares authorized	$9.55
Offering price per share	$9.55
Redemption proceeds per share (99.00/100 of $9.55)	$9.45
Institutional Shares:
Net asset value per share ($26,754,312 ÷ 2,737,337 shares outstanding), no par value, unlimited shares authorized	$9.77
Offering price per share	$9.77
Redemption proceeds per share	$9.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Interest		$1,010
Dividends (including $652,585 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $15,026)		1,838,265
Investment Income allocated from affiliated partnership (Note 5)		70,033
TOTAL INCOME		1,909,308
Expenses:
Investment adviser fee (Note 5)	$858,330
Administrative fee (Note 5)	89,381
Custodian fees	19,205
Transfer agent fees	266,246
Directors'/Trustees' fees (Note 5)	350
Auditing fees	16,775
Legal fees	4,934
Distribution services fee (Note 5)	360,607
Shareholder services fee (Note 5)	227,268
Account administration fee (Note 2)	149
Portfolio accounting fees	73,569
Share registration costs	22,632
Printing and postage	29,477
Miscellaneous (Note 5)	4,893
TOTAL EXPENSES	1,973,816
Waiver/reimbursement of investment adviser fee (Note 5)	$(209,966)
Net expenses		1,763,850
Net investment income		145,458
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(2,093,081) on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions		11,070,133
Net realized loss on futures contracts		(8,975,788)
Net realized gain allocated from affiliated partnership (Note 5)		24,283
Realized gain distribution from affiliated investment company shares (Note 5)		107,757
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency		1,030,610
Net change in unrealized depreciation of futures contracts		2,369,226
Net realized and unrealized gain on investments, futures contracts, certain receivables and foreign currency transactions		5,626,221
Change in net assets resulting from operations		$5,771,679
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,458	$1,928,023
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	2,226,385	(9,292,805)
Net change in unrealized appreciation/depreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency	3,399,836	3,286,426
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,771,679	(4,078,356)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(49,723)	(547,703)
Class B Shares	(7,386)	—
Class C Shares	(38,927)	—
Institutional Shares	(11,940)	(327,833)
Return of Capital
Class A Shares	—	(761,559)
Institutional Shares	—	(455,840)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,976)	(2,092,935)
Share Transactions:
Proceeds from sale of shares	18,471,046	33,500,830
Net asset value of shares issued to shareholders in payment of distributions declared	91,324	1,751,132
Cost of shares redeemed	(51,777,603)	(222,688,463)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,215,233)	(187,436,501)
Change in net assets	(27,551,530)	(193,607,792)
Net Assets:
Beginning of period	245,024,909	438,632,701
End of period (including undistributed net investment income of $132,996 and $95,514, respectively)	$217,473,379	$245,024,909
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (formerly, Federated Prudent Absolute Return Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report
20

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing-service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. During the six-months ended April 30, 2014, the Fund invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the six months ended April 30, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$149
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $93,804,626. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
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meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments. The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $210,884 and $341,766, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Option Contracts
The Fund buys/sells put and call options to increase return and manage market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At April 30, 2014, the Fund had no outstanding written options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $1,209,635. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$50,855	Unrealized depreciation on foreign exchange contracts	$297,007
Equity contracts	Total investments at value	804,500	Payable for daily variation margin	1,144,890*
Interest rate contracts		—		48,663*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$855,355		$1,490,560
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$24,734	$24,734
Equity contracts	$(8,375,551)	$(3,298,631)	$—	$(11,674,182)
Interest rate contracts	$(600,237)	$—	$—	$(600,237)
TOTAL	$(8,975,788)	$(3,298,631)	$24,734	$(12,249,685)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$61,438	$61,438
Equity contracts	$1,723,690	$(338,143)	$—	$1,385,547
Interest rate contracts	$645,536	$—	$—	$645,536
TOTAL	$2,369,226	$(338,143)	$61,438	$2,092,521
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	689,735	$7,238,799	2,071,641	$19,158,587
Shares issued to shareholders in payment of distributions declared	4,778	45,820	130,307	1,194,919
Shares redeemed	(2,124,246)	(21,014,319)	(8,767,043)	(80,948,358)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,429,733)	$(13,729,700)	(6,565,095)	$(60,594,852)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,544	$328,531	145,506	$1,338,468
Shares issued to shareholders in payment of distributions declared	641	6,087	—	—
Shares redeemed	(440,528)	(4,278,549)	(1,921,456)	(17,644,469)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(414,343)	$(3,943,931)	(1,775,950)	$(16,306,001)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	226,394	$2,599,229	517,446	$4,753,288
Shares issued to shareholders in payment of distributions declared	3,455	32,689	—	—
Shares redeemed	(1,694,266)	(16,504,910)	(6,913,834)	(63,183,915)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,464,417)	$(13,872,992)	(6,396,388)	$(58,430,627)
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	Six Months Ended April 30, 2014		Year Ended October 31, 2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	839,664	$8,304,487	885,505	$8,250,487
Shares issued to shareholders in payment of distributions declared	698	6,728	60,458	556,213
Shares redeemed	(1,012,043)	(9,979,825)	(6,575,923)	(60,911,721)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(171,681)	$(1,668,610)	(5,629,960)	$(52,105,021)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,480,174)	$(33,215,233)	(20,367,393)	$(187,436,501)
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $191,177,153. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $21,014,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,153,307 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,139,132.
At October 31, 2013, the Fund had a capital loss carryforward of $444,004,779 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 24,867,517	$5,507,951	$ 30,375,468
2015	$ 26,587,308	NA	$ 26,587,308
2017	$ 257,322,572	NA	$ 257,322,572
2018	$ 111,074,244	NA	$ 111,074,244
2019	$ 18,645,187	NA	$ 18,645,187
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser waived $199,508 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2014, the Sub-Adviser earned a fee of $27,235.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$57,260
Class C Shares	303,347
TOTAL	$360,607
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $28,590 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Class A Shares did not incur a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $3,089 in sales charges from the sale of Class A Shares. FSC also retained $20,164 and $497 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$107,065
Class B Shares	19,087
Class C Shares	101,116
TOTAL	$227,268
For the six months ended April 30, 2014, FSSC received $11,025 paid by the Fund.
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Expense Limitation
Effective January 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $10,458. Transactions with the affiliated holdings during the six months ended April 30, 2014, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	Emerging Markets Fixed Income Core Fund	High Yield Bond Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 10/31/2013	12,089,925	150,030	2,303,126	—	14,543,081
Purchases/ Additions	88,889,572	—	100,072	1,814,013	90,803,657
Sales/ Reductions	(92,421,742)	(150,030)	(682,401)	—	(93,254,173)
Balance of Shares Held 4/30/2014	8,557,755	—	1,720,797	1,814,013	12,092,565
Value	$8,557,755	$—	$11,529,340	$17,450,805	$37,537,900
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	Federated Prime Value Obligations Fund, Institutional Shares	Emerging Markets Fixed Income Core Fund	High Yield Bond Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Dividend Income/Allocated Investment Income	$—	$70,033	$575,527	$77,058	$722,618
Realized Gain Distributions/Allocated Net Realized Gain	$—	$24,283	$107,757	$—	$132,040
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$ 142,407,125
Sales	$ 173,918,109
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $2,971,249 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.90	$6.18
Class B Shares	$1,000	$1,022.80	$10.18
Class C Shares	$1,000	$1,021.90	$10.18
Institutional Shares	$1,000	$1,026.70	$5.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.16
Class B Shares	$1,000	$1,014.73	$10.14
Class C Shares	$1,000	$1,014.73	$10.14
Institutional Shares	$1,000	$1,019.69	$5.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	2.03%
Class C Shares	2.03%
Institutional Shares	1.03%
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2013
federated Absolute Return fund (the “Fund”)
(formerly, Federated Market Opportunity Fund and
Federated Prudent Absolute Return Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning theFederated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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42

Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2013 through April 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	27.1%
Utilities	21.2%
Energy	17.9%
Health Care	13.5%
Telecommunication Services	11.2%
Consumer Discretionary	3.5%
Financials	3.4%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	1.1%
Other Assets and Liabilities—Net[5]	1.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2014 (unaudited)
Shares		Value
	COMMON STOCKS—97.8%
	Consumer Discretionary—3.5%
2,864,545	McDonald's Corp.	$290,407,572
	Consumer Staples—27.1%
9,678,845	Altria Group, Inc.	388,218,473
716,100	General Mills, Inc.	37,967,622
890,200	Kellogg Co.	59,492,066
2,017,600	Kimberly-Clark Corp.	226,475,600
6,074,440	Kraft Foods Group, Inc.	345,392,658
4,716,500	Lorillard, Inc.	280,254,430
955,700	PepsiCo, Inc.	82,085,073
3,146,455	Philip Morris International, Inc.	268,801,651
936,030	Procter & Gamble Co.	77,269,276
6,186,227	Reynolds American, Inc.	349,088,790
838,050	The Coca-Cola Co.	34,184,060
2,817,567	Unilever PLC	125,779,781
	TOTAL	2,275,009,480
	Energy—17.9%
23,569,000	BP PLC	198,651,050
1,184,535	Chevron Corp.	148,682,833
4,430,280	ConocoPhillips	329,214,107
7,983,360	Royal Dutch Shell PLC, Class B	339,673,281
3,866,080	Total S.A.	276,118,306
4,950,000	Williams Cos., Inc.	208,741,500
	TOTAL	1,501,081,077
	Financials—3.4%
1,550,000	Digital Realty Trust, Inc.	82,770,000
2,847,395	HCP, Inc.	119,191,955
1,290,086	Ventas, Inc.	85,248,883
	TOTAL	287,210,838
	Health Care—13.5%
2,291,710	AbbVie, Inc.	119,352,257
1,452,070	Bristol-Myers Squibb Co.	72,734,186
2,036,295	Eli Lilly & Co.	120,345,034
12,047,773	GlaxoSmithKline PLC	331,972,464
1,800,985	Johnson & Johnson	182,421,771
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
5,286,010		Merck & Co., Inc.	$309,548,746
		TOTAL	1,136,374,458
		Telecommunication Services—11.2%
10,113,165		AT&T, Inc.	361,039,990
1,947,910		BCE, Inc.	86,727,803
6,559,250		Verizon Communications, Inc.	306,513,752
47,896,889		Vodafone Group PLC	181,106,278
		TOTAL	935,387,823
		Utilities—21.2%
2,088,015		American Electric Power Co., Inc.	112,356,087
1,732,295		Dominion Resources, Inc.	125,660,679
4,693,859		Duke Energy Corp.	349,645,557
23,646,244		National Grid PLC	335,563,733
8,036,905		PPL Corp.	267,950,413
9,196,070		SSE PLC	236,781,215
7,708,068		Southern Co.	353,260,756
		TOTAL	1,781,218,440
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,416,156,114)	8,206,689,688
		INVESTMENT COMPANY—1.1%
96,618,804	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	96,618,804
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $6,512,774,918)[3]	8,303,308,492
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	89,244,958
		TOTAL NET ASSETS—100%	$8,392,553,450
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3

At April 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/6/2014	27,048,746 Pound Sterling	$45,648,790	$20,291
Contracts Sold:
5/1/2014	18,429,804 Pound Sterling	$30,969,166	$(147,700)
5/1/2014	18,429,804 Pound Sterling	$30,978,381	$(138,485)
5/1/2014	25,181,254 Pound Sterling	$42,319,238	$(196,770)
5/1/2014	18,429,804 Pound Sterling	$30,961,795	$(155,072)
5/1/2014	18,429,804 Pound Sterling	$30,967,324	$(149,542)
5/2/2014	66,939,476 Pound Sterling	$112,619,309	$(401,247)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,168,525)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.78	$5.08	$4.69	$4.36	$3.85	$4.01
Income From Investment Operations:
Net investment income	0.20	0.18	0.19	0.17[1]	0.16[1]	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	0.70	0.39	0.32	0.51	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.88	0.58	0.49	0.67	—
Less Distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.19)	(0.16)	(0.16)	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	(0.03)	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.18)	(0.19)	(0.16)	(0.16)	(0.16)
Net Asset Value, End of Period	$6.16	$5.78	$5.08	$4.69	$4.36	$3.85
Total Return[3]	10.79%	17.85%	12.63%	11.50%	17.83%	0.31%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%	1.05%[5]	1.05%[5]	1.05%[5]	1.04%[5]
Net investment income	6.99%[4]	3.46%	3.83%	3.67%	3.98%	4.38%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.14%	0.14%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,180,216	$1,944,577	$1,531,723	$992,799	$439,433	$358,589
Portfolio turnover	9%	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05%, 1.04% and 1.04% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.79	$5.08	$4.70	$4.37	$3.85	$4.02
Income From Investment Operations:
Net investment income	0.18	0.15	0.15	0.13[1]	0.13[1]	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	0.71	0.38	0.33	0.52	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.86	0.53	0.46	0.65	(0.04)
Less Distributions:
Distributions from net investment income	(0.18)	(0.15)	(0.15)	(0.13)	(0.13)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	(0.03)	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.15)	(0.15)	(0.13)	(0.13)	(0.13)
Net Asset Value, End of Period	$6.17	$5.79	$5.08	$4.70	$4.37	$3.85
Total Return[3]	10.37%	17.18%	11.56%	10.67%	17.21%	(0.69)%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.80%	1.80%[5]	1.80%[5]	1.80%[5]	1.79%[5]
Net investment income	6.26%[4]	2.69%	3.05%	2.95%	3.22%	3.65%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.14%	0.14%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,194,102	$1,021,307	$667,700	$328,987	$173,394	$123,604
Portfolio turnover	9%	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.80%, 1.80% and 1.79% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$5.80	$5.09	$4.70	$4.38	$3.86	$4.02
Income From Investment Operations:
Net investment income	0.21	0.20	0.20	0.18[1]	0.17[1]	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	0.71	0.39	0.31	0.52	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.91	0.59	0.49	0.69	0.01
Less Distributions:
Distributions from net investment income	(0.20)	(0.20)	(0.20)	(0.17)	(0.17)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.03)	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.20)	(0.20)	(0.17)	(0.17)	(0.17)
Net Asset Value, End of Period	$6.18	$5.80	$5.09	$4.70	$4.38	$3.86
Total Return[3]	10.89%	18.30%	12.87%	11.48%	18.34%	0.55%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%[5]	0.80%[5]	0.80%[5]	0.80%[5]
Net investment income	7.21%[4]	3.73%	4.11%	3.89%	4.14%	4.59%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.14%	0.14%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,018,235	$4,902,127	$4,662,436	$3,263,920	$1,340,561	$383,503
Portfolio turnover	9%	25%	20%	17%	20%	42%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80% and 0.80% for the years ended October 31, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $96,618,804 of investment in an affiliated holding (Note 5) (identified cost $6,512,774,918)		$8,303,308,492
Income receivable		10,509,752
Receivable for investments sold		323,899,089
Receivable for shares sold		42,064,489
Unrealized appreciation on foreign exchange contracts		20,291
TOTAL ASSETS		8,679,802,113
Liabilities:
Payable for investments purchased	$272,846,344
Payable for shares redeemed	10,197,554
Unrealized depreciation on foreign exchange contracts	1,188,816
Income distribution payable	211
Payable for distribution services fee (Note 5)	700,913
Payable for shareholder services fee (Note 5)	1,374,896
Accrued expenses (Note 5)	939,929
TOTAL LIABILITIES		287,248,663
Net assets for 1,359,735,787 shares outstanding		$8,392,553,450
Net Assets Consist of:
Paid-in capital		$6,363,191,289
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,790,460,820
Accumulated net realized gain on investments and foreign currency transactions		225,479,014
Undistributed net investment income		13,422,327
TOTAL NET ASSETS		$8,392,553,450
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,180,215,929 ÷ 354,090,979 shares outstanding), no par value, unlimited shares authorized	$6.16
Offering price per share (100/94.50 of $6.16)	$6.52
Redemption proceeds per share	$6.16
Class C Shares:
Net asset value per share ($1,194,102,229 ÷ 193,658,808 shares outstanding), no par value, unlimited shares authorized	$6.17
Offering price per share	$6.17
Redemption proceeds per share (99.00/100 of $6.17)	$6.11
Institutional Shares:
Net asset value per share ($5,018,235,292 ÷ 811,986,000 shares outstanding), no par value, unlimited shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share	$6.18
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $18,948 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,303,273)			$311,669,029
Expenses:
Investment adviser fee (Note 5)		$29,115,666
Administrative fee (Note 5)		3,031,911
Custodian fees		469,382
Transfer agent fee		3,340,064
Directors'/Trustees' fees (Note 5)		18,768
Auditing fees		11,282
Legal fees		4,557
Portfolio accounting fees		96,934
Distribution services fee (Note 5)		3,988,915
Shareholder services fee (Note 5)		3,768,477
Account administration fee (Note 2)		15,420
Share registration costs		96,694
Printing and postage		149,797
Miscellaneous (Note 5)		22,238
TOTAL EXPENSES		44,130,105
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,110,360)
Waiver of distribution services fee	(3,600)
Reimbursement of shareholder services fee	(3,800)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,117,760)
Net expenses			39,012,345
Net investment income			272,656,684
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			225,479,018
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			317,782,255
Net realized and unrealized gain on investments and foreign currency transactions			543,261,273
Change in net assets resulting from operations			$815,917,957
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$272,656,684	$254,047,134
Net realized gain on investments and foreign currency transactions	225,479,018	160,200,489
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	317,782,255	765,120,535
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	815,917,957	1,179,368,158
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(66,746,049)	(57,685,517)
Class C Shares	(32,307,856)	(22,270,960)
Institutional Shares	(165,565,072)	(170,703,493)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(10,105,558)	(743,824)
Class C Shares	(5,361,225)	(331,944)
Institutional Shares	(24,924,001)	(2,249,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(305,009,761)	(253,985,240)
Share Transactions:
Proceeds from sale of shares	1,047,207,753	2,753,788,113
Net asset value of shares issued to shareholders in payment of distributions declared	225,615,346	178,366,508
Cost of shares redeemed	(1,259,188,500)	(2,851,386,515)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,634,599	80,768,106
Change in net assets	524,542,795	1,006,151,024
Net Assets:
Beginning of period	7,868,010,655	6,861,859,631
End of period (including undistributed net investment income of $13,422,327 and $5,384,620, respectively)	$8,392,553,450	$7,868,010,655
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$14,356
Class C Shares	1,064
TOTAL	$15,420
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$20,291	Payable for foreign exchange contracts	$1,188,816
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$208,950

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,168,525)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	50,541,739	$296,173,144	127,695,925	$687,186,985
Shares issued to shareholders in payment of distributions declared	12,010,107	69,514,135	9,775,166	52,150,060
Shares redeemed	(44,923,622)	(260,772,048)	(102,734,422)	(545,048,896)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,628,224	$104,915,231	34,736,669	$194,288,149

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,980,228	$145,431,606	66,779,637	$360,543,615
Shares issued to shareholders in payment of distributions declared	5,334,821	30,902,336	3,445,854	18,386,747
Shares redeemed	(13,115,068)	(76,258,480)	(25,096,346)	(135,340,982)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,199,981	$100,075,462	45,129,145	$243,589,380

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,786,780	$605,603,003	317,574,957	$1,706,057,513
Shares issued to shareholders in payment of distributions declared	21,553,707	125,198,875	20,151,285	107,829,701
Shares redeemed	(158,479,682)	(922,157,972)	(407,892,277)	(2,170,996,637)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(33,139,195)	$(191,356,094)	(70,166,035)	$(357,109,423)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,689,010	$13,634,599	9,699,779	$80,768,106
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4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $6,512,774,918. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,790,533,574. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,847,974,978 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,441,404.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser voluntarily waived $5,077,473 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$3,988,915	$(3,600)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $1,214,381 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $366,740 in sales charges from the sale of Class A Shares. FSC also retained $46,539 of CDSC relating to redemptions of Class A Shares and $71,539 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$2,439,902	$(3,800)
Class C Shares	1,328,575	—
TOTAL	$3,768,477	$(3,800)
For the six months ended April 30, 2014, FSSC received $10,788 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of
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the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $32,887. Transactions involving the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	41,203,533
Purchases/Additions	644,366,780
Sales/Reductions	(588,951,509)
Balance of Shares Held 4/30/2014	96,618,804
Value	$96,618,804
Dividend Income	$18,948
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$726,683,469
Sales	$869,274,151
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,107.90	$5.49
Class C Shares	$1,000	$1,103.70	$9.39
Institutional Shares	$1,000	$1,108.90	$4.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
32939 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
A	FDRAX
Institutional	FDRIX

Federated Managed Risk Fund

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 16, 2013 through April 30, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(1.0)%
Derivative Contracts—Short (notional value)[2]	(0.3)%
Domestic Equity Securities	33.3%
International Equity Securities	20.0%
Trade Finance Agreements	9.5%
U.S. Treasury Securities	9.0%
Domestic Fixed-Income Securities	8.3%
U.S. Government Agency Mortgage-Backed Securities	3.3%
International Fixed-Income Securities	2.8%
Non-Agency Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.5%
Adjustment for Derivative Contracts (notional value)[2]	0.3%
Asset-Backed Securities	0.1%
U.S. Government Agency Securities	0.1%
Floating Rate Loan[3]	0.0%
Derivative Contracts[4]	0.1%
Other Security Types[5]	3.4%
Cash Equivalents[6]	8.4%
Other Assets and Liabilities—Net[7]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of exchange-traded funds and purchased put options.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
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Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—39.6%
		Consumer Discretionary—3.3%
174	[1]	Bridgepoint Education, Inc.	$2,758
61	[1]	Deckers Outdoor Corp.	4,816
182		Delphi Automotive PLC	12,165
109		Home Depot, Inc.	8,666
365	[1]	Imax Corp.	9,359
265		Johnson Controls, Inc.	11,962
255		KB HOME	4,210
202		Lowe's Cos., Inc.	9,274
215		Macy's, Inc.	12,347
60		Marriott International, Inc., Class A	3,476
336	[1]	Orient-Express Hotel Ltd.	4,402
119	[1]	Skechers USA, Inc., Class A	4,878
100	[1]	Tenneco, Inc.	5,987
78		Vail Resorts, Inc.	5,400
142		Viacom, Inc., Class B - New	12,067
176		Whirlpool Corp.	26,995
		TOTAL	138,762
		Consumer Staples—2.0%
212		Archer-Daniels-Midland Co.	9,271
330		CVS Corp.	23,998
83		Cal-Maine Foods, Inc.	4,949
136		Kroger Co.	6,261
67		Molson Coors Brewing Co., Class B	4,018
227		Philip Morris International, Inc.	19,393
343		Pinnacle Foods, Inc.	10,427
619	[1]	Rite Aid Corp.	4,519
		TOTAL	82,836
		Energy—4.6%
40		Apache Corp.	3,472
388		BP PLC, ADR	19,641
317		Baker Hughes, Inc.	22,158
217	[1]	Bill Barrett Corp.	5,139
404		ENI S.p.A, ADR	20,863
144		Exterran Holdings, Inc.	6,195
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
179		Exxon Mobil Corp.	$18,331
144		Marathon Petroleum Corp.	13,385
62	[1]	PDC Energy, Inc.	3,947
190		Patterson-UTI Energy, Inc.	6,181
544		Precision Drilling Corp.	7,072
10		SM Energy Co.	741
733		Suncor Energy, Inc.	28,294
123		Teekay Corp.	6,901
170		Total SA, ADR	12,111
1,645		Trinidad Drilling Ltd.	18,400
		TOTAL	192,831
		Financials—11.6%
227		Ace, Ltd.	23,227
2,358		Aegon N.V. NY Reg Shares	21,741
450		Allstate Corp.	25,627
170		American Equity Investment Life Holding Co.	3,964
172		American Financial Group, Inc., Ohio	10,050
450		American International Group, Inc.	23,908
100		Argo Group International Holdings Ltd.	4,442
200		Associated Estates Realty Corp.	3,356
47		Assurant, Inc.	3,168
341		CNO Financial Group, Inc.	5,882
165	[1]	Capital Bank Financial Corp.	3,935
210		Capital One Financial Corp.	15,519
96		City Holding Co.	4,127
258		Comerica, Inc.	12,446
162		Discover Financial Services	9,056
773		FNB Corp.	9,616
440		FelCor Lodging Trust, Inc.	4,061
314		Fidelity & Guaranty Life	6,732
270		Fifth Third Bancorp	5,565
291		First Potomac Realty Trust	3,792
197		FirstMerit Corp.	3,820
248		Flushing Financial Corp.	4,766
97		Goldman Sachs Group, Inc.	15,502
117		Hanover Insurance Group, Inc.	6,839
807		Hartford Financial Services Group, Inc.	28,947
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
131		Independent Bank Corp.- Massachusetts	$4,863
466		JPMorgan Chase & Co.	26,087
1,335		KeyCorp	18,209
214		LaSalle Hotel Properties	7,079
524		Lexington Realty Trust	5,638
608		Lincoln National Corp.	29,494
546		MFA Mortgage Investments, Inc.	4,330
481		Maiden Holdings Ltd.	5,676
602		New Residential Investment Corp.-REIT	3,672
430		Northstar Realty Finance Corp.	6,889
188	[1]	PHH Corp.	4,469
237		PNC Financial Services Group	19,917
233	[1]	Popular, Inc.	7,200
217		Primerica, Inc.	9,958
314		Starwood Property Trust, Inc.	7,552
110		Sun Communities, Inc.	5,013
591		Susquehanna Bankshares, Inc.	6,123
794		Synovus Financial Corp.	2,549
101		Unum Group	3,355
50		WSFS Financial Corp.	3,381
186		Webster Financial Corp. Waterbury	5,606
528		Wells Fargo & Co.	26,210
118		Wintrust Financial Corp.	5,289
		TOTAL	478,647
		Health Care—4.9%
901		Abbott Laboratories	34,905
60		AbbVie, Inc.	3,125
126		Aetna, Inc.	9,003
78	[1]	Alkermes PLC	3,608
110		AstraZeneca Group PLC, ADR	8,696
45		Covidien PLC	3,206
60	[1]	Cubist Pharmaceuticals, Inc.	4,204
68		Humana, Inc.	7,463
321	[1]	Medicines Co.	8,539
331		Medtronic, Inc.	19,469
283		Merck & Co., Inc.	16,572
148		Omnicare, Inc.	8,772
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
922		Pfizer, Inc.	$28,840
170		Sanofi ADR	9,146
242		St. Jude Medical, Inc.	15,360
271		Teva Pharmaceutical Industries, Ltd., ADR	13,241
321	[1]	Wright Medical Group, Inc.	8,779
		TOTAL	202,928
		Industrials—4.2%
107		AAR Corp.	2,771
167		Alaska Air Group, Inc.	15,711
115		Boeing Co.	14,837
77		Curtiss Wright Corp.	4,923
202		Deluxe Corp.	11,100
120		Deutsche Lufthansa AG	3,010
268	[1]	Diana Shipping, Inc.	3,018
106		Emerson Electric Co.	7,227
54	[1]	Esterline Technologies Corp.	5,887
368		Fluor Corp.	27,858
13		Ingersoll-Rand PLC	777
110		L-3 Communications Holdings, Inc.	12,691
45		Lockheed Martin Corp.	7,386
120		Manitowoc, Inc.	3,814
204		Manpower Group, Inc.	16,593
107		Terex Corp.	4,632
80		Trinity Industries, Inc.	6,005
185	[1]	TrueBlue, Inc.	4,949
204	[1]	U.S.G. Corp.	6,092
55		Unifirst Corp.	5,293
58	[1]	United Rentals, Inc.	5,442
410	[1]	Wabash National Corp.	5,478
		TOTAL	175,494
		Information Technology—5.0%
52	[1]	Anixter International, Inc.	5,095
56		Apple, Inc.	33,045
425	[1]	Atmel Corp.	3,302
143		Avnet, Inc.	6,168
75		CA, Inc.	2,261
62		Computer Sciences Corp.	3,669
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,439		Corning, Inc.	$30,089
384	[1]	Cypress Semiconductor Corp.	3,636
40		DST Systems, Inc.	3,688
864	[1]	Fairchild Semiconductor International, Inc., Class A	10,999
189	[1]	Finisar Corp.	4,942
483		Hewlett-Packard Co.	15,968
55		KLA-Tencor Corp.	3,519
637	[1]	Lattice Semiconductor Corp.	5,364
211		MKS Instruments, Inc.	5,940
404		Marvell Technology Group Ltd.	6,407
149		Microsoft Corp.	6,020
85		NetApp, Inc.	3,027
89		Oracle Corp.	3,638
35		Qualcomm, Inc.	2,755
5,397	[1]	Quantum Corp.	5,829
190		Sandisk Corp.	16,144
107		Seagate Technology	5,626
244		Symantec Corp.	4,948
112	[1]	Unisys Corporation	2,729
250		Vishay Intertechnology, Inc.	3,555
40		Western Digital Corp.	3,525
317		Xerox Corp.	3,833
		TOTAL	205,721
		Materials—1.6%
251		Avery Dennison Corp.	12,214
91		Cabot Corp.	5,260
211		Huntsman Corp.	5,285
120	[1]	Kapstone Paper and Packaging Corp.	3,166
205		LyondellBasell Industries NV, Class A	18,962
134		OM Group, Inc.	3,925
50		Scotts Co.	3,060
573	[1]	Stillwater Mining Co.	9,042
118		US Silica Holdings, Inc.	5,330
		TOTAL	66,244
		Telecommunication Services—1.0%
190		AT&T, Inc.	6,783
183		CenturyLink, Inc.	6,388
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
366		Consolidated Communications Holdings, Inc.	$7,291
1,405		Frontier Communications Corp.	8,360
253		Verizon Communications	11,823
		TOTAL	40,645
		Utilities—1.4%
1,492		AES Corp.	21,559
125		Atmos Energy Corp.	6,380
161		Cleco Corp.	8,460
95		Duke Energy Corp.	7,077
232		Great Plains Energy, Inc.	6,225
155		Idacorp, Inc.	8,702
		TOTAL	58,403
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,612,794)	1,642,511
		U.S. TREASURY—7.9%
		U.S. Treasury Bill—1.9%
$80,000	[2,3]	United States Treasury Bill, 0.06%—0.09%, 5/8/2014	80,000
		U.S. Treasury Bonds—1.9%
23,000		United States Treasury Bond, 3.625%, 2/15/2044	23,684
14,807		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	15,601
33,616		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	37,857
		TOTAL	77,142
		U.S. Treasury Notes—4.1%
10,000		United States Treasury Note, 0.375%, 4/30/2016	9,992
4,000		United States Treasury Note, 1.625%, 3/31/2019	3,993
37,224		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	38,285
31,007		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	31,978
25,218		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	25,215
15,091		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	15,309
40,904		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	44,368
		TOTAL	169,140
		TOTAL U.S. TREASURY (IDENTIFIED COST $325,062)	326,282
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Principal Amount or Shares			Value
		EXCHANGE-TRADED FUNDS—3.4%
3,116	[1]	PowerShares DB Commodity Index Tracking Fund	$82,294
308		SPDR S&P 500 ETF Trust	58,036
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $138,497)	140,330
		INVESTMENT COMPANIES—49.0%[4]
591		Emerging Markets Fixed Income Core Fund	20,483
39,462		Federated Intermediate Corporate Bond Fund, Institutional Shares	379,231
19,071		Federated International Leaders Fund, Class R6	661,383
17,748		Federated Mortgage Core Portfolio	174,638
195,001	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	195,001
46,374		Federated Project and Trade Finance Core Fund	446,118
23,927		Federated Prudent Bear Fund, Institutional Shares	62,448
1,548		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	17,140
10,719		High Yield Bond Portfolio	71,815
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,016,862)	2,028,257
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $4,093,215)[6]	4,137,380
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	3,535
		TOTAL NET ASSETS—100%	$4,140,915
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	17	$1,596,215	June 2014	$7,995
[1]United States Long Bond Long Futures	1	$134,938	June 2014	$466
[1]United States Treasury Notes 2-Year Long Futures	1	$219,875	June 2014	$(65)
[1]United States Treasury Notes 10-Year Short Futures	2	$248,844	June 2014	$371
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,767
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-day net yield.
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8

6	The cost of investments for federal tax purposes amounts to $4,093,240.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,365,320	$—	$—	$1,365,320
International	277,191	—	—	277,191
Debt Securities:
U.S. Treasury	—	326,282	—	326,282
Exchange-Traded Funds	140,330	—	—	140,330
Investment Companies[1]	1,582,139	446,118	—	2,028,257
TOTAL SECURITIES	$3,364,980	$772,400	$—	$4,137,380
OTHER FINANCIALS INSTRUMENTS[2]	$8,767	$—	$—	$8,767
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
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9

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2014[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.03[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.37
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$10.34
Total Return[3]	3.70%
Ratios to Average Net Assets:
Net expenses	0.98%[4]
Net investment income	0.88%[4]
Expense waiver/reimbursement[5]	8.85%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$83
Portfolio turnover	45%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to April 30, 2014.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Financial Highlights–Class IS Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited)[1] 4/30/2014
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.06[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.37
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$10.34
Total Return[3]	3.70%
Ratios to Average Net Assets:
Net expenses	0.73%[4]
Net investment income	1.46%[4]
Expense waiver/reimbursement[5]	12.90%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,058
Portfolio turnover	45%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to April 30, 2014.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $2,028,257 of investment in affiliated holdings (Note 5) (identified cost $4,093,215)		$4,137,380
Income receivable		2,046
Receivable for investments sold		30,845
Receivable for daily variation margin		4,997
Prepaid expenses		9,800
TOTAL ASSETS		4,185,068
Liabilities:
Payable for investments purchased	$16,124
Bank overdraft denominated in foreign currencies (identified cost $1,656)	1,654
Payable to adviser (Note 5)	855
Payable for auditing fees	11,578
Payable for portfolio accounting fees	13,942
TOTAL LIABILITIES		44,153
Net assets for 400,421 shares outstanding		$4,140,915
Net Assets Consist of:
Paid-in capital		$4,084,809
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		52,919
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(6,113)
Undistributed net investment income		9,300
TOTAL NET ASSETS		$4,140,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($82,783 ÷ 8,009.571 shares outstanding), no par value, unlimited shares authorized		$10.34
Offering price per share (100/94.50 of $10.34)		$10.94
Redemption proceeds per share		$10.34
Institutional Shares:
Net asset value per share ($4,058,132 ÷ 392,411 shares outstanding), no par value, unlimited shares authorized		$10.34
Offering price per share		$10.34
Redemption proceeds per share		$10.34
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Period Ended April 30, 20141 (unaudited)
Investment Income:
Dividends (including $9,951 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $72)			$16,676
Interest			1,516
Investment income allocated from affiliated partnership (Note 5)			244
TOTAL INCOME			18,436
Expenses:
Investment adviser fee (Note 5)		$6,285
Administrative fee (Note 5)		46,888
Custodian fees		2,733
Transfer agent fee		1,171
Directors'/Trustees' fees (Note 5)		68
Auditing fees		11,578
Legal fees		4,032
Portfolio accounting fees		14,622
Shareholder services fee (Note 5)		27
Share registration costs		18,947
Printing and postage		5,773
Miscellaneous (Note 5)		2,466
TOTAL EXPENSES		114,590
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(6,285)
Reimbursement of other operating expenses	(102,120)
TOTAL WAIVER AND REIMBURSEMENTS		(108,405)
Net expenses			6,185
Net investment income			12,251
Semi-Annual Shareholder Report
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $107 on sales of investments in affiliated holdings (Note 5))	$(2,166)
Net realized loss on futures contracts	(4,375)
Net realized gain on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)	165
Realized gain distribution from affiliated investment company shares (Note 5)	263
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	44,152
Net change in unrealized appreciation of futures contracts	8,767
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	46,806
Change in net assets resulting from operations	$59,057
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to April 30, 2014.
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Period Ended (unaudited) 4/30/2014[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,251
Net realized loss on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	(6,113)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	52,919
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,057
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(0)[2]
Institutional Shares	(2,951)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,951)
Share Transactions:
Proceeds from sale of shares	4,081,858
Net asset value of shares issued to shareholders in payment of distributions declared	2,951
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,084,809
Change in net assets	4,140,915
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $9,300)	$4,140,915
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to April 30, 2014.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, effective October 17, 2013, Federated Global Investment Management Corp. (“Adviser”) became registered as a “commodity pool operator” with respect to its operation of the Fund. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Managed Risk Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term total return.
The Fund commenced operations on December 16, 2013.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	● Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the
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17

nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Adviser and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and shareholder services fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, the current tax year will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts for use as duration and yield curve management tools with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain
Semi-Annual Shareholder Report
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or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $636,191 and $86,897, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 16, 2013) through the period ended April 30, 2014.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$8,767*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(4,375)	$—	$(4,375)
Foreign exchange contracts	—	(88)	(88)
TOTAL	$(4,375)	$(88)	$(4,463)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$8,767
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Period Ended April 30	2014[1]
Class A Shares:	Shares	Amount
Shares sold	8,010	$81,758
Shares issued to shareholders in payment of distributions declared	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,010	$81,758
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Period Ended April 30	2014[1]
Institutional Shares:	Shares	Amount
Shares sold	392,123	$4,000,100
Shares issued to shareholders in payment of distributions declared	288	2,951
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	392,411	$4,003,051
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	400,421	$4,084,809
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to April 30, 2014.
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $4,093,240. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and (b) futures contracts was $44,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,354.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended April 30, 2014, the Adviser voluntarily waived $4,744 of its fee and voluntarily reimbursed $102,120 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5.
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended April 30, 2014, the annualized fee paid to FAS was 5.554% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended April 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended April 30, 2014, FSC retained $109 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the period ended April 30, 2014, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $1,631.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended April 30, 2014, the Adviser reimbursed $1,541. Transactions involving the affiliated holdings during the period ended April 30, 2014, were as follows:
	Balance of Shares Held 12/16/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribu- tion/ Allocated Net Realized Gain
Emerging Markets Fixed Income Core Fund	—	2,146	(1,555)	591	$20,483	$244	$165
Federated Intermediate Corporate Bond Fund, Institutional Shares	—	43,674	(4,212)	39,462	$379,231	$2,236	$—
Federated International Leaders Fund, Class R6	—	20,118	(1,047)	19,071	$661,383	$2,076	$—
Federated Mortgage Core Portfolio	—	19,540	(1,792)	17,748	$174,638	$1,071	$—
Federated Prime Value Obligations Fund, Institutional Shares	—	3,951,892	(3,756,891)	195,001	$195,001	$37	$—
Federated Project and Trade Finance Core Fund	—	46,374	—	46,374	$446,118	$3,326	$263
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	Balance of Shares Held 12/16/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2014	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribu- tion/ Allocated Net Realized Gain
Federated Prudent Bear Fund, Institutional Shares	—	24,157	(230)	23,927	$62,448	$—	$—
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	—	9,540	(7,992)	1,548	$17,140	$144	$—
High Yield Bond Portfolio	—	12,052	(1,333)	10,719	$71,815	$1,061	$—
TOTAL OF AFFILIATED TRANSACTIONS	—	4,129,493	(3,775,052)	354,441	$2,028,257	$10,195	$428
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2014, were as follows:
Purchases	$4,625,023
Sales	$809,455
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the period ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the period ended April 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,037.00	$3.72
Institutional Shares	$1,000	$1,037.00	$2.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.93	$4.91
Institutional Shares	$1,000	$1,021.17	$3.66
1	“Actual” expense information for the Fund's Class A Shares and Institutional Shares are for the period from December 16, 2013 (date of initial investment) to April 30, 2014. Actual expenses are equal to the Fund's annualized net expense ratios of 0.98% and 0.73%, respectively, multiplied by 136/365 (to reflect the period from initial investment to April 30, 2014). “Hypothetical” expense information for Class A Shares and Institutional Shares are presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Class A Shares	0.98%
Institutional Shares	0.73%
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Evaluation and Approval of Advisory Contract–August 2013
Federated managed risk fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its August 2013 meetings the Fund's proposed investment advisory and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information (including information provided throughout the year) covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial risk assumed by Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the
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Fund will compete. It was noted in the materials for the Board meeting that, based on current asset projections, the Fund's proposed investment advisory fee is projected to be fully waived and/or reimbursed for the first three years of Fund operation. It was also noted, the proposed investment advisory fee and the proposed overall expense structure of the Fund are above the median of the relevant peer group. The Board noted and considered the impact of the waiver and/or reimbursement when considering the proposed investment advisory fee and other expenses of the Fund.
By contrast, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees. The Senior Officer's Evaluation indicated that the proposed management fees, both before and after projected waivers, were reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. The Board also concluded that the nature, quality and scope of other customary services to be provided to the Fund by other entities in the Federated organization were reasonable, in light of its substantial accumulated familiarity with such services and information received by the Board throughout the year on that subject.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its
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relationships with the other Federated funds. This information covers not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. The Board also noted that in regard to sharing possible economies of scale, Federated anticipates, based on current asset projections, to fully waive and/or reimburse the Fund's proposed advisory fee for the first three years of Fund operations and has waived and/or reimbursed substantial fees in connection with the fund complex. Finally, the Board noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the proposed management fees for the Fund, after projected waivers, were reasonable. Related Fund expenses are expected to be standard and appropriate.
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The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172156
CUSIP 314172149
Q451901 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler
Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014